AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS – December 31, 2019 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES – 27.1%
Federal Home Loan Bank – 0.6%
1.69% due 02/26/2021	$480,000	$477,171
2.14% due 12/05/2022	372,093	372,094

		849,265

Federal Home Loan Mtg. Corp. – 6.4%
3.50% due 08/01/2030	1,928,912	2,008,457
3.50% due 12/01/2044	3,791,121	3,998,482
4.00% due 04/01/2034	1,034,564	1,102,106
Federal Home Loan Mtg. Corp. REMIC Series 3747, Class WA 3.50% due 10/15/2030(1)	1,162,505	1,210,539

		8,319,584

Federal National Mtg. Assoc. – 1.7%
2.50% due 11/01/2027	2,175,781	2,204,875

Government National Mtg. Assoc. – 18.4%
3.50% due 03/15/2042	229,684	241,660
3.50% due 06/15/2042	1,247,456	1,312,492
3.50% due 07/15/2042	280,487	295,060
3.50% due 02/20/2045	639,625	666,997
4.00% due 03/15/2039	129,903	138,294
4.00% due 06/15/2039	266,183	283,205
4.00% due 12/15/2039	187,099	199,009
4.00% due 08/15/2040	141,306	150,443
4.00% due 11/15/2040	264,827	279,350
4.00% due 09/15/2041	710,190	755,984
4.00% due 10/15/2041	98,020	104,209
4.00% due 11/15/2041	356,783	373,208
4.00% due 12/15/2041	369,737	391,925
4.00% due 01/15/2042	1,046,597	1,110,175
4.00% due 02/15/2042	289,174	307,990
4.00% due 03/15/2042	126,367	134,492
4.50% due 09/15/2033	207,910	223,337
4.50% due 04/15/2039	46,773	50,922
4.50% due 05/15/2039	84,394	91,821
4.50% due 06/15/2039	870,531	946,879
4.50% due 07/15/2039	251,504	272,624
4.50% due 09/15/2039	125,219	136,204
4.50% due 11/15/2039	88,280	96,114
4.50% due 12/15/2039	236,075	256,884
4.50% due 02/15/2040	607,501	659,644
4.50% due 03/15/2040	219,775	236,902
4.50% due 04/15/2040	114,276	124,303
4.50% due 07/15/2040	242,029	260,709
4.50% due 03/15/2041	859,462	935,466
4.50% due 04/15/2041	170,698	182,695
4.50% due 06/15/2041	114,825	122,094
4.50% due 08/15/2041	134,142	142,767
4.50% due 04/20/2044	476,742	511,388
5.00% due 08/15/2033	228,427	250,595
5.00% due 10/15/2033	442,426	489,838
5.00% due 05/15/2035	73,630	78,701
5.00% due 08/15/2035	235,787	261,100
5.00% due 05/15/2036	58,763	65,434
5.00% due 09/15/2036	91,514	101,877
5.00% due 01/15/2037	128,765	142,550
5.00% due 03/15/2037	39,071	43,500
5.00% due 04/15/2037	161,532	175,878
5.00% due 04/15/2038	291,961	317,320
5.00% due 05/15/2038	146,165	162,604
5.00% due 08/15/2038	363,827	405,368
5.00% due 02/15/2039	67,175	74,817
5.00% due 03/15/2039	82,274	87,939
5.00% due 04/15/2039	67,504	75,087
5.00% due 07/20/2039	649,868	718,078
5.00% due 08/15/2039	204,692	227,714
5.00% due 09/20/2039	2,121,662	2,343,578
5.00% due 10/15/2039	403,852	443,685
5.00% due 11/15/2039	335,975	373,822
5.00% due 12/15/2039	333,614	371,319
5.00% due 04/15/2040	293,506	322,818
5.00% due 05/15/2040	618,718	684,443
5.00% due 07/20/2045	254,109	278,799
5.50% due 06/15/2033	355,860	396,512
5.50% due 07/15/2033	74,245	83,254
5.50% due 10/15/2033	102,601	114,968
5.50% due 01/15/2034	335,940	374,430
5.50% due 02/15/2034	219,823	238,982
5.50% due 04/20/2035	322,977	362,305
5.50% due 09/15/2035	314,270	352,696
5.50% due 10/15/2035	134,739	151,149
5.50% due 02/15/2038	101,703	114,009
5.50% due 04/15/2038	55,259	61,529
5.50% due 09/15/2039	42,269	47,071
5.50% due 03/15/2040	200	224
6.00% due 04/15/2028	95,078	107,005
6.00% due 08/15/2033	167,010	190,719
6.00% due 12/15/2033	57,388	63,836
6.00% due 09/20/2038	672,267	767,799
6.50% due 10/15/2031	29,975	33,066

		23,951,664

Total U.S. Government Agencies (cost $34,825,591)		35,325,388

U.S. GOVERNMENT TREASURIES – 72.4%
United States Treasury Bonds – 20.8%
2.50% due 02/15/2045	1,000,000	1,022,734
2.75% due 08/15/2042	1,100,000	1,177,215
2.75% due 11/15/2042	2,000,000	2,138,906
3.00% due 05/15/2042	2,000,000	2,229,453
3.00% due 02/15/2049	1,000,000	1,131,094
3.13% due 11/15/2041	1,500,000	1,704,727
3.13% due 02/15/2042	1,100,000	1,250,219
3.38% due 11/15/2048	1,000,000	1,209,688
3.50% due 02/15/2039	2,000,000	2,400,703
4.25% due 11/15/2040	4,000,000	5,302,656
4.50% due 02/15/2036	1,500,000	1,991,367
4.75% due 02/15/2041	4,000,000	5,652,031

		27,210,793

United States Treasury Notes – 51.6%
1.25% due 03/31/2021	1,000,000	995,430
1.25% due 10/31/2021	800,000	795,188
1.38% due 10/31/2020	500,000	498,848
1.38% due 05/31/2021	8,000,000	7,975,625
1.50% due 08/31/2021	1,000,000	998,437
1.50% due 09/30/2021	1,100,000	1,098,324
1.50% due 01/31/2022	1,175,000	1,173,256
1.50% due 08/15/2022	1,000,000	997,813

1.50% due 09/15/2022	500,000	498,848
1.50% due 02/28/2023	2,000,000	1,993,047
1.50% due 08/15/2026	2,000,000	1,961,328
1.63% due 08/15/2022	1,000,000	1,000,937
1.63% due 11/15/2022	1,000,000	1,000,742
1.63% due 05/15/2026	1,000,000	989,883
1.75% due 10/31/2020	500,000	500,410
1.75% due 05/15/2022	1,875,000	1,881,885
1.75% due 05/15/2023	1,000,000	1,003,867
1.88% due 03/31/2022	2,500,000	2,515,918
2.00% due 08/31/2021	2,000,000	2,013,203
2.00% due 11/15/2021	1,000,000	1,007,891
2.00% due 02/15/2022	1,000,000	1,008,516
2.00% due 11/30/2022	1,000,000	1,011,289
2.00% due 02/15/2023	1,000,000	1,011,719
2.00% due 05/31/2024	1,000,000	1,013,867
2.00% due 02/15/2025	5,000,000	5,072,266
2.00% due 08/15/2025	3,000,000	3,041,133
2.00% due 11/15/2026	2,700,000	2,731,324
2.13% due 08/15/2021	1,000,000	1,008,359
2.13% due 12/31/2022	1,000,000	1,015,234
2.13% due 03/31/2024	2,000,000	2,037,187
2.25% due 04/30/2021	1,000,000	1,008,437
2.25% due 11/15/2024	1,000,000	1,026,211
2.25% due 11/15/2025	1,000,000	1,027,227
2.25% due 11/15/2027	2,000,000	2,056,875
2.38% due 12/31/2020	2,000,000	2,014,141
2.38% due 08/15/2024	1,000,000	1,030,625
2.50% due 05/15/2024	1,000,000	1,034,727
2.63% due 11/15/2020	1,000,000	1,008,398
2.63% due 02/28/2023	3,000,000	3,092,812
2.75% due 11/15/2023	2,500,000	2,602,051
2.75% due 02/15/2024	1,000,000	1,043,086
2.88% due 10/31/2020	500,000	504,980

		67,301,344

Total U.S. Government Treasuries (cost $90,217,290)		94,512,137

Total Long-Term Investment Securities (cost $125,042,881)		129,837,525

REPURCHASE AGREEMENTS – 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 12/31/2019, to be repurchased 01/02/2020 in the amount of $342,005 and collateralized by $350,000 of United States Treasury Notes, bearing interest at 1.63%, due 12/31/2021 and having an approximate value of $350,438 (cost $342,000)	342,000	342,000

TOTAL INVESTMENTS (cost $125,384,881)	99.8%	130,179,525
Other assets less liabilities	0.2	254,235

NET ASSETS	100.0%	$130,433,760

(1)	Collateralized Mortgage Obligation

REMIC – Real Estate Mortgage Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2019 (see Note1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$–	$35,325,388	$–	$35,325,388
U.S. Government Treasuries	–	94,512,137	–	94,512,137
Repurchase Agreements	–	342,000	–	342,000

Total Investments at Value	$–	$130,179,525	$–	$130,179,525

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS – December 31, 2019 – (unaudited)

Security Description	Principal Amount/ Shares (17)	Value (Note 1)
ASSET BACKED SECURITIES – 2.9%
Diversified Financial Services – 2.9%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$100,000	$101,486
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	170,739
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	200,000	202,389
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	199,387
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	204,000	206,944
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	500,000	522,075
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	252,555
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	324,491
Benchmark Mtg. Trust VRS Series 2018-B7, Class A4 4.51% due 05/15/2053(1)(2)	1,000,000	1,144,816
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 2.74% (1 ML+1.00%) due 04/15/2034*(1)	400,000	400,246
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3 2.06% due 08/15/2028	100,000	98,153
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	99,866
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	65,000	65,816
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	200,000	204,021
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	296,263	302,352
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,689
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	132,000	139,776
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	100,000	102,388
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	104,415
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	50,000	50,230
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	151,334	151,254
Hertz Vehicle Financing II LP Series 2019-3A, Class A 2.67% due 12/26/2025*	100,000	99,689
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	70,000	71,073
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	590,000	658,654
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	500,000	495,126
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	671,287	676,891
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	553,196	560,500
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	31,000	31,488
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024	321,000	325,879
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	185,000	184,548
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 2.64% (1 ML+0.90%) due 12/15/2033*(1)	350,000	349,124
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	390,000	379,684
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	148,824	151,219
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	101,538
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	128,313
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	100,000	99,874

Total Asset Backed Securities (cost $8,996,565)		9,257,688

U.S. CORPORATE BONDS & NOTES – 32.3%
Advertising Agencies – 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		78,000	83,984

Advertising Sales – 0.1%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*		216,000	229,500

Aerospace/Defense – 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*		184,000	195,321
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		117,000	117,405

			312,726

Aerospace/Defense-Equipment – 0.3%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029		76,000	77,206
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*		340,000	345,984
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	375,000	435,537

			858,727

Airlines – 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(4)		6,489	6,527

Applications Software – 0.4%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026		266,000	284,162
Microsoft Corp. Senior Notes 3.13% due 12/06/2028	EUR	335,000	471,928
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		445,000	475,038

			1,231,128

Auction Houses/Art Dealers – 0.1%
BidFair MergeRight, Inc. Senior Sec. Notes 7.38% due 10/15/2027*		471,000	476,887

Auto-Cars/Light Trucks – 0.9%
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*		78,000	77,851
Daimler Finance North America LLC FRS Company Guar. Notes 2.56% (3 ML + 0.67%) due 11/05/2021*		320,000	321,364
Ford Motor Credit Co. LLC Senior Notes 2.39% due 02/17/2026	EUR	300,000	341,353
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023		218,000	217,837
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024		200,000	204,117
Ford Motor Credit Co. LLC Senior Notes 4.54% due 03/06/2025	GBP	100,000	139,472
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023		144,000	148,463
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		192,000	195,926
Hyundai Capital America Company Guar. Notes 3.50% due 11/02/2026*		131,000	132,847
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		148,000	148,464
Nissan Motor Acceptance Corp. FRS Senior Notes 2.89% (3 ML+0.89%) due 01/13/2022*		315,000	316,533
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*		400,000	388,000
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023		122,000	128,392

			2,760,619

Auto-Heavy Duty Trucks – 0.1%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		361,000	369,574
PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022		79,000	79,449

			449,023

Auto/Truck Parts & Equipment-Original – 0.1%
Dana, Inc. Senior Notes 5.38% due 11/15/2027		265,000	272,950
Lear Corp. Senior Notes 5.25% due 05/15/2049		113,000	117,315

			390,265

Banks-Commercial – 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		420,000	458,238
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025		79,000	84,917
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		173,000	247,781
SunTrust Bank Senior Notes 3.20% due 04/01/2024		294,000	305,907
SunTrust Bank Senior Notes 3.50% due 08/02/2022		111,000	113,529
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029		250,000	245,503

			1,455,875

Banks-Super Regional – 0.7%
Bank of America NA FRS Senior Notes 2.26% (3 ML + 0.35%) due 05/24/2021		320,000	320,290
Bank of America NA Senior Notes 3.34% due 01/25/2023		250,000	256,870
Wells Fargo & Co. Senior Notes 1.00% due 02/02/2027	EUR	300,000	346,813
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		140,000	153,424
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044		158,000	185,837
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022		490,000	490,759
Wells Fargo Bank NA FRS Senior Notes 2.54% (3 ML+0.62%) due 05/27/2022		320,000	321,374
Wells Fargo Bank NA Sub. Notes 5.25% due 08/01/2023	GBP	100,000	149,364

			2,224,731

Batteries/Battery Systems – 0.4%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*		535,000	569,775
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		605,000	633,737

			1,203,512

Beverages-Non-alcoholic – 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025		227,000	247,924
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049		109,000	105,428

			353,352

Brewery – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		177,000	209,944
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		263,000	300,978
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049		61,000	79,258

			590,180

Broadcast Services/Program – 0.1%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049		114,000	135,139
Fox Corp. Senior Notes 5.48% due 01/25/2039*		82,000	100,335

			235,474

Building & Construction Products-Misc. – 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047		157,000	149,019
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*		450,000	473,063

			622,082

Building & Construction-Misc. – 0.1%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*		419,000	456,710

Building Products-Cement – 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027		121,000	125,644

Building-Heavy Construction – 0.1%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*		423,000	408,195

Building-Residential/Commercial – 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028		136,000	141,780

Cable/Satellite TV – 1.5%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*		462,000	479,325
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*		203,000	213,012
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*		300,000	309,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*		315,000	337,050
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*		150,000	155,063
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.56% (3 ML+1.65%) due 02/01/2024		410,000	421,753
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050		60,000	63,270
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029		300,000	340,397
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038		20,000	22,821
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		64,000	80,553
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027		186,000	185,846
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030		64,000	64,274
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		49,000	54,291
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		142,000	169,302
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024		425,000	457,938
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		1,320,000	1,417,482
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037		129,000	158,250

			4,930,377

Casino Hotels – 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*		271,000	281,501

Casino Services – 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026		510,000	561,637

Cellular Telecom – 0.9%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		2,227,000	2,457,116
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*		213,000	225,563
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025		200,000	206,666

			2,889,345

Chemicals-Diversified – 0.2%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038		3,000	3,581
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	175,000	204,852
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049		154,000	160,736
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	155,000	173,318

			542,487

Chemicals-Plastics – 0.1%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*		428,000	425,860

Chemicals-Specialty – 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		134,000	135,373
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		142,000	150,908

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	107,000	149,949

		436,230

Coal – 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	437,000	420,250

Commercial Services – 0.3%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	347,000	369,996
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	535,000	537,006

		907,002

Commercial Services-Finance – 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	500,000	483,750
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	79,000	79,061

		562,811

Computer Services – 0.2%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	533,000	548,653

Computer Software – 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	445,000	434,987

Computers – 0.5%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	99,000	98,299
Apple, Inc. Senior Notes 2.85% due 05/06/2021	114,000	115,758
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	945,000	1,087,884
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	84,000	110,455
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	108,000	129,564

		1,541,960

Computers-Integrated Systems – 0.3%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	522,000	503,730
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	325,000	352,664

		856,394

Consumer Products-Misc. – 0.2%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	475,000	491,625
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	185,000	193,787

		685,412

Containers-Metal/Glass – 0.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	199,000	236,312
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	376,000	387,280
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	600,000	613,500

		1,237,092

Containers-Paper/Plastic – 0.2%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	252,000	258,854
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	438,000	471,945

		730,799

Cosmetics & Toiletries – 0.4%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	625,000	657,813
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	548,000	570,150

		1,227,963

Data Processing/Management – 0.2%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	349,000	351,617
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	123,000	139,640

		491,257

Decision Support Software – 0.1%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	277,000	280,809

Diagnostic Equipment – 0.2%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*		300,000	298,125
Thermo Fisher Scientific, Inc. Senior Notes 1.88% due 10/01/2049	EUR	250,000	259,375

			557,500

Dialysis Centers – 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		600,000	615,000

Distribution/Wholesale – 0.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*		375,000	380,625
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025		296,000	307,840
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		643,000	673,542

			1,362,007

Diversified Banking Institutions – 1.6%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	225,000	257,710
Bank of America Corp. Senior Notes 2.38% due 06/19/2024	EUR	400,000	491,474
Bank of America Corp. Senior Notes 2.46% due 10/22/2025		227,000	228,519
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		148,000	158,250
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		312,000	338,347
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	100,000	138,453
Citigroup, Inc. FRS Senior Notes 2.96% (3 ML + 1.07%) due 12/08/2021		315,000	319,192
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		102,000	108,747
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		170,000	187,303
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		169,000	202,146
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		119,000	149,516
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		54,000	69,549
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021		218,000	218,866
Goldman Sachs Group, Inc. FRS Senior Notes 3.08% (3 ML+1.17%) due 11/15/2021		436,000	439,393
Goldman Sachs Group, Inc. Senior Notes 3.13% due 07/25/2029	GBP	100,000	142,908
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028		87,000	92,567
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		129,000	140,124
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		131,000	181,976
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030		176,000	176,026
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023		327,000	334,798
Morgan Stanley FRS Senior Notes 3.15% (3 ML+1.18%) due 01/20/2022		315,000	317,869
Morgan Stanley Senior Notes 3.63% due 01/20/2027		298,000	317,315
Morgan Stanley Senior Notes 5.50% due 07/24/2020		294,000	299,933

			5,310,981

Diversified Financial Services – 0.0%
USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*		152,000	153,689

Diversified Manufacturing Operations – 0.2%
General Electric Co. Senior Notes 1.25% due 05/26/2023	EUR	200,000	230,076
Illinois Tool Works, Inc. Senior Notes 0.63% due 12/05/2027	EUR	265,000	300,987
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		96,000	101,821

			632,884

E-Commerce/Products – 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		65,000	82,026

E-Commerce/Services – 0.2%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	602,000	563,653

Electric-Distribution – 0.3%
National Rural Utilities Cooperative Finance Corp. FRS Senior Notes 2.34% (3 ML+0.38%) due 06/30/2021	320,000	321,182
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	116,000	119,429
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	425,000	442,531
Sempra Energy Senior Notes 3.40% due 02/01/2028	141,000	146,172

		1,029,314

Electric-Generation – 0.2%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	114,000	131,995
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	425,000	444,116

		576,111

Electric-Integrated – 0.9%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	45,000	49,947
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	67,000	66,957
Consolidated Edison Co. of New York, Inc. FRS Senior Notes 2.35% (3 ML + 0.40%) due 06/25/2021	320,000	320,864
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	132,000	133,513
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	183,000	238,047
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	182,000	219,429
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	202,000	231,209
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	82,000	83,740
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	206,000	236,719
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	245,000	345,965
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	118,000	117,954
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	83,000	81,437
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	137,000	147,309
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	90,000	86,501
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	148,000	161,481
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	97,000	111,604
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	215,000	219,300
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	175,000	184,135

		3,036,111

Electric-Transmission – 0.0%
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	59,000	57,088

Electronic Components-Semiconductors – 0.1%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	355,000	390,944

Electronic Measurement Instruments – 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	12,000	12,964
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	213,000	232,692

		245,656

Electronic Parts Distribution – 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	74,000	78,020
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	740,000	777,567

		855,587

Energy-Alternate Sources – 0.2%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*		204,000	204,974
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*		555,000	570,956

			775,930

Enterprise Software/Service – 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024		379,000	387,527
Oracle Corp. Senior Notes 2.95% due 11/15/2024		226,000	234,929

			622,456

Finance-Auto Loans – 0.2%
Credit Acceptance Corp. Senior Notes 5.13% due 12/31/2024*		80,000	83,077
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*		373,000	403,306

			486,383

Finance-Consumer Loans – 0.6%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*		638,000	607,695
SLM Corp. Senior Notes 5.63% due 08/01/2033		445,000	382,700
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029		180,000	187,884
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025		425,000	483,437
Synchrony Financial Senior Notes 2.85% due 07/25/2022		51,000	51,630
Synchrony Financial Senior Notes 4.25% due 08/15/2024		280,000	298,858
Synchrony Financial Senior Notes 4.50% due 07/23/2025		74,000	79,847

			2,092,051

Finance-Credit Card – 0.4%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*		400,000	399,000
American Express Co. Senior Notes 3.40% due 02/22/2024		93,000	97,288
American Express Co. Senior Notes 4.20% due 11/06/2025		74,000	81,587
Capital One Financial Corp. FRS Senior Notes 2.84% (3 ML+0.95%) due 03/09/2022		435,000	439,482
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025		156,000	155,614

			1,172,971

Finance-Investment Banker/Broker – 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)		280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)		361,000	36
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*		406,000	424,778

			424,842

Finance-Mortgage Loan/Banker – 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*		650,000	671,937

Food-Confectionery – 0.1%
Mondelez International, Inc. Senior Notes 1.63% due 03/08/2027	EUR	225,000	271,031

Food-Meat Products – 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*		87,000	86,497
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*		82,000	84,354
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*		41,000	45,474

			216,325

Food-Misc./Diversified – 0.6%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048		67,000	81,834
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028		117,000	147,567
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*		395,000	382,163
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025		93,000	98,478
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		132,000	135,627
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*		420,000	445,725

Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*		152,000	163,098
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*		330,000	345,675

			1,800,167

Food-Retail – 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025		391,000	404,685
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.88% due 02/15/2028*		308,000	327,250
Kroger Co. Senior Notes 3.88% due 10/15/2046		84,000	82,302

			814,237

Gambling (Non-Hotel) – 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)		478,062	28,923

Gas-Distribution – 0.1%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029		130,000	129,567
NiSource, Inc. Senior Notes 5.65% due 02/01/2045		66,000	84,331
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049		119,000	119,740

			333,638

Hazardous Waste Disposal – 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*		261,000	274,703

Hotels/Motels – 0.1%
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027		271,000	294,035

Human Resources – 0.0%
Korn Ferry International Senior Notes 4.63% due 12/15/2027*		65,000	65,325

Independent Power Producers – 0.3%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*		211,000	212,872
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025		395,000	415,737
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026		375,000	387,188

			1,015,797

Insurance Brokers – 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020		61,000	61,895
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049		81,000	80,813
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		77,000	90,839

			233,547

Insurance-Life/Health – 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		94,000	87,101
Unum Group Senior Notes 4.50% due 12/15/2049		117,000	114,265

			201,366

Insurance-Multi-line – 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		14,000	16,776

Insurance-Mutual – 0.1%
New York Life Global Funding FRS Senior Sec. Notes 2.23% (3 ML+0.28%) due 01/21/2022*		315,000	315,665

Insurance-Property/Casualty – 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022		83,000	85,164
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		393,000	434,316
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	150,000	197,188

			716,668

Internet Connectivity Services – 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		407,000	425,315

Internet Content-Entertainment – 0.5%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026		561,000	575,025

Netflix, Inc. Senior Notes 4.88% due 06/15/2030*		995,000	1,010,547

			1,585,572

Investment Companies – 0.1%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		347,000	355,675

Investment Management/Advisor Services – 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		109,000	111,499

Machinery-Construction & Mining – 0.2%
Caterpillar Financial Services Corp. FRS Senior Notes 2.17% (3 ML+0.28%) due 09/07/2021		310,000	310,071
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		82,000	83,552
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021		66,000	67,464
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023		106,000	111,045

			572,132

Machinery-Electrical – 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		139,000	144,504

Machinery-Farming – 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		208,000	220,354
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022		186,000	190,453
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024		113,000	119,123
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		67,000	71,006

			600,936

Machinery-Pumps – 0.1%
Dover Corp. Senior Notes 0.75% due 11/04/2027	EUR	225,000	250,565

Medical Labs & Testing Services – 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		216,000	226,260
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		170,000	176,867
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		61,000	68,685

			471,812

Medical Products – 0.1%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*		325,000	335,563

Medical-Biomedical/Gene – 0.0%
Amgen, Inc. Senior Notes 4.66% due 06/15/2051		110,000	129,606

Medical-Drugs – 0.5%
AbbVie, Inc. FRS Senior Notes 2.35% (3 ML+0.46%) due 11/19/2021*		266,000	266,520
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		108,000	113,514
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		191,000	202,807
Bristol-Myers Squibb Co. FRS Senior Notes 2.28% (3 ML + 0.38%) due 05/16/2022*		320,000	321,034
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*		119,000	125,771
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048*		10,000	12,253
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*		68,000	82,439
Eli Lilly & Co. Senior Notes 1.70% due 11/01/2049	EUR	275,000	305,278
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		82,000	85,525
Johnson & Johnson Senior Notes 5.50% due 11/06/2024	GBP	100,000	159,166

			1,674,307

Medical-Generic Drugs – 0.0%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028		105,000	113,040

Medical-HMO – 0.3%
Centene Corp Senior Notes 4.25% due 12/15/2027*	268,000	275,705
Centene Corp. Senior Notes 4.63% due 12/15/2029*	63,000	66,235
Humana, Inc. Senior Notes 3.95% due 08/15/2049	73,000	76,503
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	334,000	338,178
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	87,000	91,366
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	119,000	128,551

		976,538

Medical-Hospitals – 0.5%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	84,000	94,108
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049	63,000	70,430
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,175,000	1,299,350

		1,463,888

Medical-Wholesale Drug Distribution – 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	75,000	77,188
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	139,000	139,517

		216,705

Metal-Copper – 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	525,000	534,571
Southern Copper Corp. Senior Notes 3.88% due 04/23/2025	200,000	209,901

		744,472

Metal-Iron – 0.2%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	560,000	552,650

Multimedia – 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	668,000	683,030

Networking Products – 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	102,000	102,597

Oil Companies-Exploration & Production – 1.1%
Apache Corp. Senior Notes 4.75% due 04/15/2043	109,000	105,319
Apache Corp. Senior Notes 5.10% due 09/01/2040	138,000	140,503
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	400,000	405,842
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	629,000	278,961
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	328,000	347,939
Concho Resources, Inc. Company Guar. Notes 4.30% due 08/15/2028	66,000	71,967
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	550,000	330,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	822,000	794,849
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	528,000	360,360
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	61,000	77,830
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	85,000	107,995
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	106,000	107,427
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	120,000	133,379
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	123,000	151,095
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	51,000	66,360
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	226,000	209,050

		3,688,876

Oil Companies-Integrated – 0.0%
Chevron Corp. Senior Notes 2.90% due 03/03/2024		132,000	136,829

Oil Field Machinery & Equipment – 0.1%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*		642,000	298,530

Oil-Field Services – 0.3%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*		378,000	154,980
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*		240,000	194,400
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022		479,000	110,170
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*		112,000	120,629
SESI LLC Company Guar. Notes 7.75% due 09/15/2024		275,000	182,875
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026		167,000	175,350

			938,404

Paper & Related Products – 0.2%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044		261,000	303,181
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*		119,000	124,591
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		123,000	126,414

			554,186

Petrochemicals – 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*		71,000	73,125

Pharmacy Services – 0.2%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038		110,000	128,306
CVS Health Corp. Senior Notes 4.78% due 03/25/2038		380,000	432,010

			560,316

Pipelines – 1.3%
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*		132,000	134,883
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*		81,000	82,719
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024		490,000	564,671
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*		342,000	351,439
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025		308,000	320,964
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029		78,000	74,084
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		83,000	84,076
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035		189,000	198,543
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027		88,000	98,934
Energy Transfer Partners LP Company Guar. Notes 6.13% due 12/15/2045		67,000	77,702
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029		170,000	159,800
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		22,000	17,380
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		394,000	380,210
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		330,000	326,700
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*		295,000	307,537
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	275,000	318,450
MPLX LP Senior Notes 5.50% due 02/15/2049		113,000	128,378

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	250,000	222,500
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	65,000	57,175
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	130,000	154,069

		4,060,214

Platinum – 0.1%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025	200,000	209,600

Poultry – 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	360,000	389,250

Radio – 0.3%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	865,000	908,250

Real Estate Investment Trusts – 1.6%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	96,000	102,739
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	130,000	136,934
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	426,000	443,040
Duke Realty LP Senior Notes 2.88% due 11/15/2029	37,000	37,105
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	340,000	344,250
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	442,000	456,918
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	265,000	292,931
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	522,000	548,753
iStar, Inc. Senior Notes 5.25% due 09/15/2022	427,000	438,209
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	350,000	390,250
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	306,000	324,360
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	797,000	858,389
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	116,000	116,661
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	69,000	73,362
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	310,000	327,050
Vici Properties L.P. Company Guar. Notes 4.25% due 12/01/2026*	94,000	96,820
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	140,000	145,950
WEA Finance LLC Company Guar. Notes 2.88% due 01/15/2027*	83,000	82,752

		5,216,473

Real Estate Operations & Development – 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	700,000	717,500

Rental Auto/Equipment – 0.3%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	490,000	388,325
Ashtead Capital, Inc. Sec. Notes 4.00% due 05/01/2028*	159,000	160,590
Ashtead Capital, Inc. Sec. Notes 4.25% due 11/01/2029*	235,000	239,994
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	257,000	266,637

		1,055,546

Retail-Appliances – 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	437,000	434,815

Retail-Building Products – 0.0%
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047		86,000	92,909

Retail-Discount – 0.1%
Walmart, Inc. Senior Notes 3.05% due 07/08/2026		150,000	158,234

Retail-Mail Order – 0.1%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024		227,000	237,896

Retail-Petroleum Products – 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029		320,000	337,942

Retail-Regional Department Stores – 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045		133,000	135,638

Retail-Restaurants – 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		420,000	444,150
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048		187,000	189,771
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048		66,000	75,646
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*		320,000	335,200

			1,044,767

Rubber/Plastic Products – 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(6)		100,000	0

Satellite Telecom – 0.3%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		773,000	858,030

Savings & Loans/Thrifts – 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		434,000	475,357
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		193,000	205,441

			680,798

Security Services – 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*		513,000	542,754
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*		230,000	249,982

			792,736

Semiconductor Components-Integrated Circuits – 0.0%
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047		48,000	55,069

Steel-Producers – 0.2%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		455,000	475,475
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030		64,000	64,760

			540,235

Telecom Equipment-Fiber Optics – 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079		230,000	251,994

Telephone-Integrated – 1.1%
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	150,000	196,669
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		530,000	590,594
AT&T, Inc. Senior Notes 4.50% due 03/09/2048		115,000	127,052
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		41,000	46,828
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		68,000	78,297
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		920,000	1,037,300
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*		395,000	404,401
Verizon Communications, Inc. Senior Notes 1.50% due 09/19/2039	EUR	150,000	164,752
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	100,000	137,368
Verizon Communications, Inc. FRS Senior Notes 2.89% (3 ML+1.00%) due 03/16/2022		320,000	325,349
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		58,000	65,688

Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		113,000	130,996
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		97,000	121,825

			3,427,119

Television – 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		273,000	310,538
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		416,000	480,480
CBS Corp. Senior Notes 3.70% due 06/01/2028		145,000	152,060
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		243,000	257,643

			1,200,721

Tools-Hand Held – 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		84,000	88,836

Transport-Equipment & Leasing – 0.1%
GATX Corp. Senior Notes 4.35% due 02/15/2024		165,000	176,452

Transport-Marine – 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		142,000	150,192

Transport-Rail – 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029		90,000	89,789
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		56,000	65,694

			155,483

Transport-Truck – 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		74,000	79,525

Trucking/Leasing – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*		24,000	23,983
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		216,000	229,497
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*		80,000	85,794

			339,274

Total U.S. Corporate Bonds & Notes (cost $102,717,248)			104,479,241

FOREIGN CORPORATE BONDS & NOTES – 13.0%
Advertising Agencies – 0.1%
WPP Finance 2016 Company Guar. Notes 1.38% due 03/20/2025	EUR	300,000	349,752

Agricultural Chemicals – 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		605,000	577,775
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		443,000	459,613

			1,037,388

Airport Development/Maintenance – 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	100,000	175,412
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		460,000	480,705

			656,117

Auto-Cars/Light Trucks – 0.2%
FCE Bank PLC Senior Notes 1.11% due 05/13/2020	EUR	300,000	337,792
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	200,000	237,235

			575,027

Auto/Truck Parts & Equipment-Original – 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		420,000	388,500

Banks-Commercial – 1.5%
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.38% due 05/14/2025	EUR	200,000	235,677
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		490,000	500,940
Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*		370,000	388,504

Bank of Montreal Senior Notes 2.05% due 11/01/2022		316,000	317,295
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	400,000	516,001
CBQ Finance, Ltd. Company Guar. Notes 3.25% due 06/13/2021		200,000	201,732
Credit Suisse AG Senior Notes 2.10% due 11/12/2021		250,000	251,183
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	430,000	500,418
Danske Bank A/S Senior Notes 0.88% due 05/22/2023	EUR	500,000	567,775
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*		200,000	207,696
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		255,000	276,024
National Bank of Canada Senior Notes 2.15% due 10/07/2022*		253,000	252,945
Philippine National Bank Senior Notes 3.28% due 09/27/2024		200,000	202,275
Royal Bank of Canada FRS Senior Notes 2.64% (3 ML+0.73%) due 02/01/2022		320,000	323,242
Skandinaviska Enskilda Banken AB Sub. Notes 2.50% due 05/28/2026	EUR	200,000	231,059

			4,972,766

Banks-Export/Import – 0.1%
Export-Import Bank of India Senior Notes 3.38% due 08/05/2026		450,000	457,354

Banks-Special Purpose – 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021		223,000	222,911

Building Societies – 0.1%
Nationwide Building Society Senior Notes 1.50% due 03/08/2026	EUR	200,000	234,717

Building-Residential/Commercial – 0.1%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		339,000	352,560

Cable/Satellite TV – 0.4%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		370,000	397,750
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		465,000	483,019
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	350,000	446,617

			1,327,386

Cellular Telecom – 0.7%
America Movil SAB de CV Senior Notes 0.75% due 06/26/2027	EUR	300,000	340,558
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		542,000	579,577
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	221,460
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		800,000	858,912
Vodafone Group PLC Senior Notes 2.88% due 11/20/2037	EUR	120,000	155,239
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		57,000	66,103
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		82,000	98,500

			2,320,349

Chemicals-Diversified – 0.3%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		209,000	208,009
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		202,000	201,091
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.13% due 07/19/2027		200,000	209,851
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		270,000	271,350

			890,301

Chemicals-Specialty – 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*		68,000	68,029

Computer Software – 0.1%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*		229,000	235,298

Computers-Memory Devices – 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		320,000	342,117

Containers-Metal/Glass – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*		450,000	473,634
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*		450,000	500,625

			974,259

Containers-Paper/Plastic – 0.2%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*		54,000	55,485
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*		262,000	269,205
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*		434,000	458,955

			783,645

Cosmetics & Toiletries – 0.0%
Unilever PLC Company Guar. Notes 1.38% due 09/15/2024	GBP	100,000	133,863

Diagnostic Equipment – 0.1%
DH Europe Finance II SARL Company Guar. Notes 0.45% due 03/18/2028	EUR	230,000	254,830
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039		131,000	132,131

			386,961

Diamonds/Precious Stones – 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		260,000	164,125

Disposable Medical Products – 0.1%
Becton Dickinson Euro Finance SARL Company Guar. Notes 1.21% due 06/04/2026	EUR	320,000	367,540

Diversified Banking Institutions – 1.5%
Banco Santander SA Senior Notes 3.31% due 06/27/2029		200,000	206,128
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	100,000	144,345
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		200,000	216,710
Credit Suisse Group AG Senior Notes 1.25% due 07/17/2025	EUR	200,000	232,491
HSBC Holdings PLC FRS Senior Notes 2.54% (3 ML+0.65%) due 09/11/2021		320,000	320,701
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	120,000	167,390
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021		208,000	211,305
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	250,000	282,814
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 2.73% (3 ML+0.79%) due 07/25/2022		320,000	322,007
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		363,000	378,554
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025		274,000	274,079
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*		200,000	207,201
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029		200,000	204,265
Sumitomo Mitsui Financial Group, Inc. FRS Senior Notes 2.78% (3 ML+0.78%) due 07/12/2022		290,000	291,686
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	250,000	294,087
UBS Group Funding Switzerland AG Senior Notes 1.25% due 09/01/2026	EUR	225,000	265,307
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*		200,000	205,828
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		298,000	310,906

UniCredit SpA Sub. Notes 7.30% due 04/02/2034*		234,000	269,204

			4,805,008

Diversified Financial Services – 0.4%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		405,000	435,375
GE Capital European Funding Unlimited Co. Company Guar. Notes 5.38% due 01/23/2020	EUR	425,000	478,178
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025		275,000	286,547

			1,200,100

Diversified Manufacturing Operations – 0.1%
Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 2.50% (3 ML+0.61%) due 03/16/2022*		320,000	321,473
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.88% due 03/10/2028	EUR	150,000	204,824

			526,297

Diversified Minerals – 0.3%
Anglo American Capital PLC Company Guar. Notes 1.63% due 03/11/2026	EUR	325,000	379,009
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		600,000	615,000

			994,009

Electric-Distribution – 0.1%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027		200,000	206,500
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		200,000	205,790

			412,290

Electric-Generation – 0.2%
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	200,000	354,042
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		200,000	210,863

			564,905

Electric-Integrated – 0.3%
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	335,000	406,513
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	200,000	236,857
Perusahaan Listrik Negara PT Senior Notes 4.88% due 07/17/2049*		200,000	216,500

			859,870

Electronic Components-Semiconductors – 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*		132,000	142,743

Energy-Alternate Sources – 0.1%
Adani Green Energy UP, Ltd./Prayatna Developers Pvt, Ltd./Parampujya Solar Energy Senior Sec. Notes 6.25% due 12/10/2024*		200,000	214,940

Finance-Commercial – 0.1%
Unifin Financiera SAB de CV Company Guar. Notes 7.25% due 09/27/2023		200,000	208,252

Finance-Consumer Loans – 0.1%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		383,000	390,020

Finance-Leasing Companies – 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		425,000	458,099

Food-Meat Products – 0.2%
BRF SA Senior Notes 4.88% due 01/24/2030*		200,000	206,252
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		557,000	573,153

			779,405

Insurance-Life/Health – 0.1%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028		109,000	112,864
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		122,000	126,576

			239,440

Insurance-Property/Casualty – 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		215,000	230,378

Investment Companies – 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026		200,000	212,381

Machinery-Farming – 0.1%
CNH Industrial Finance Europe SA Company Guar. Notes 1.88% due 01/19/2026	EUR	185,000	218,648

Medical-Drugs – 0.5%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*		134,000	137,536
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*		134,000	138,958
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		440,000	454,621
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		350,000	236,033
GlaxoSmithKline Capital PLC FRS Company Guar. Notes 2.26% (3 ML+0.35%) due 05/14/2021		320,000	320,621
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		132,000	134,283
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		224,000	230,853

			1,652,905

Metal-Copper – 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		331,000	331,827
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		257,000	266,067

			597,894

Metal-Diversified – 0.1%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		250,000	253,564
Glencore Finance Europe, Ltd. Company Guar. Notes 1.50% due 10/15/2026	EUR	125,000	142,239

			395,803

Metal-Iron – 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		400,000	439,000

Oil Companies-Exploration & Production – 0.5%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		115,000	122,482
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		462,000	480,526
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		425,000	430,798
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022		200,000	180,500
Wintershall Dea Finance B.V. Company Guar. Notes 0.84% due 09/25/2025	EUR	300,000	340,463

			1,554,769

Oil Companies-Integrated – 0.8%
BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	200,000	278,810
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	125,000	162,833
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		314,000	334,332
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		117,000	123,958
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		135,000	159,131
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041		200,000	253,802
Petro-Canada Senior Notes 5.95% due 05/15/2035		51,000	66,242
Petrobras Global Finance BV Company Guar. Notes 6.75% due 01/27/2041		280,000	324,836
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		350,000	358,575
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		300,000	300,564
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*		105,000	114,591
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		129,000	135,728

			2,613,402

Oil Refining & Marketing – 0.1%
Empresa Nacional del Petroleo Senior Notes 5.25% due 11/06/2029		200,000	224,162

Paper & Related Products – 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		384,000	393,600

Petrochemicals – 0.1%
Equate Petrochemical BV Company Guar. Notes 3.00% due 03/03/2022		200,000	200,788

Real Estate Investment Trusts – 0.1%
Unibail-Rodamco-Westfield SE Company Guar. Notes 1.75% due 07/01/2049	EUR	200,000	221,529

Real Estate Operations & Development – 0.1%
Aroundtown SA Senior Notes 1.45% due 07/09/2028	EUR	200,000	227,522

Retail-Petroleum Products – 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		433,000	439,495

Satellite Telecom – 0.2%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		214,000	217,745
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		385,000	401,363

			619,108

Security Services – 0.2%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		594,000	634,095

Special Purpose Entity – 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(4)(5)(6)		1,330,000	0

Steel-Specialty – 0.1%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 04/16/2044		200,000	253,000

SupraNational Banks – 0.0%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		114,000	122,345

Telephone-Integrated – 0.3%
Orange SA Senior Notes 1.88% due 09/12/2030	EUR	300,000	374,115
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		74,000	91,020
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP	100,000	169,795
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		260,000	290,886

			925,816

Transport-Marine – 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		300,000	318,000

Transport-Rail – 0.2%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		56,000	56,821
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		110,000	161,570
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		300,000	402,519

			620,910

Total Foreign Corporate Bonds & Notes (cost $42,423,005)			42,151,893

FOREIGN GOVERNMENT OBLIGATIONS – 11.3%
Sovereign – 11.3%
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*		370,000	387,656
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		1,050,000	1,147,996
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		350,000	388,283
Dominican Republic Senior Bonds 6.85% due 01/27/2045		650,000	741,812
Emirate of Abu Dhabi Senior Notes 2.50% due 10/11/2022		400,000	404,908
Emirate of Abu Dhabi Senior Notes 2.50% due 09/30/2029*		250,000	249,063
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027		1,100,000	1,152,081
Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027		250,000	255,055
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047		200,000	194,636
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049		320,000	357,242

Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050		270,000	266,714
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		400,000	448,000
Government of Mongolia Senior Notes 5.13% due 12/05/2022		320,000	327,029
Government of Mongolia Senior Notes 5.63% due 05/01/2023		300,000	308,987
Government of Ukraine Senior Notes 7.38% due 09/25/2032		300,000	319,855
Government of Ukraine Senior Notes 7.75% due 09/01/2023		300,000	325,687
Government of Ukraine Senior Notes 7.75% due 09/01/2024		250,000	272,816
Government of Ukraine Senior Notes 7.75% due 09/01/2027		400,000	437,831
Government of Ukraine Senior Notes 9.75% due 11/01/2028		600,000	729,000
Kingdom of Bahrain Senior Bonds 5.63% due 09/30/2031*		470,000	503,666
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028		800,000	946,435
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047		600,000	730,572
Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029		400,000	448,476
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049		280,000	334,600
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		300,000	359,910
Republic of Angola Senior Notes 8.00% due 11/26/2029*		900,000	958,909
Republic of Angola Senior Notes 9.38% due 05/08/2048		400,000	438,198
Republic of Colombia Senior Notes 3.88% due 04/25/2027		250,000	264,375
Republic of Colombia Senior Notes 5.00% due 06/15/2045		230,000	267,145
Republic of Colombia Senior Notes 10.38% due 01/28/2033		320,000	515,200
Republic of Ecuador Senior Notes 10.75% due 03/28/2022		430,000	437,525
Republic of Ecuador Senior Notes 10.75% due 01/31/2029		1,020,000	994,500
Republic of Ghana Senior Notes 7.88% due 03/26/2027		450,000	472,535
Republic of Ghana Senior Notes 8.13% due 03/26/2032		260,000	264,578
Republic of Ghana Senior Notes 8.95% due 03/26/2051		400,000	408,728
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030		270,000	345,284
Republic of Guatemala Senior Notes 4.50% due 05/03/2026		500,000	525,000
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		510,000	542,518
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		200,000	214,000
Republic of Honduras Senior Notes 6.25% due 01/19/2027		610,000	665,662
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		870,000	893,003
Republic of Indonesia Senior Notes 4.35% due 01/08/2027		200,000	218,234
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		200,000	300,476
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		200,000	314,565
Republic of Italy Bonds 1.75% due 07/01/2024	EUR	265,000	312,943
Republic of Italy Senior Notes 2.88% due 10/17/2029		215,000	204,020
Republic of Italy Senior Notes 4.00% due 10/17/2049		200,000	190,834

Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032		1,162,800	1,160,049
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		300,000	302,189
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045		250,000	368,587
Republic of Kenya Senior Notes 6.88% due 06/24/2024		300,000	324,406
Republic of Panama Senior Notes 3.87% due 07/23/2060		300,000	322,950
Republic of Panama Senior Notes 3.88% due 03/17/2028		250,000	272,500
Republic of Panama Senior Notes 4.50% due 05/15/2047		300,000	356,550
Republic of Panama Senior Notes 6.70% due 01/26/2036		470,000	658,592
Republic of Panama Senior Notes 7.13% due 01/29/2026		330,000	412,500
Republic of Peru Senior Notes 5.63% due 11/18/2050		175,000	255,720
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		400,000	416,153
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023		420,000	414,743
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028		400,000	382,975
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		850,000	841,291
Republic of the Philippines Senior Notes 3.75% due 01/14/2029		200,000	220,585
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		360,000	531,770
Republic of Turkey Senior Notes 5.13% due 02/17/2028		500,000	478,377
Republic of Turkey Senior Notes 5.75% due 05/11/2047		800,000	708,288
Republic of Turkey Senior Notes 6.88% due 03/17/2036		530,000	546,886
Russian Federation Senior Notes 7.50% due 03/31/2030		234,500	266,690
State of Kuwait Senior Notes 2.75% due 03/20/2022		670,000	680,110
State of Qatar Senior Notes 2.38% due 06/02/2021		700,000	701,814
State of Qatar Senior Notes 4.50% due 04/23/2028		570,000	652,661
State of Qatar Senior Notes 4.82% due 03/14/2049		330,000	408,375
State of Qatar Senior Notes 5.10% due 04/23/2048		400,000	513,638
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		350,000	354,812
Sultanate of Oman Senior Notes 6.00% due 08/01/2029		270,000	281,815
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		350,000	351,546
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	100,000	193,512
United Mexican States Senior Notes 4.60% due 02/10/2048		350,000	383,253
United Mexican States Senior Bonds 4.75% due 03/08/2044		210,000	232,050
United Mexican States Senior Notes 5.55% due 01/21/2045		600,000	738,600

Total Foreign Government Obligations (cost $35,548,365)			36,520,529

U.S. GOVERNMENT AGENCIES – 27.3%
Federal Home Loan Mtg. Corp. – 7.3%
2.50% due 01/01/2028		159,492	162,023
2.50% due 04/01/2028		50,336	51,135
2.50% due 03/01/2031		91,299	92,571
2.50% due 11/01/2032		668,477	680,033
3.00% due 07/01/2045		1,820,307	1,867,118
3.00% due 10/01/2045		623,758	639,206
3.00% due 11/01/2046		2,608,462	2,678,854
3.00% due 08/01/2049		1,696,339	1,720,942
3.00% due 01/01/2050		2,400,000	2,436,222
3.50% due 03/01/2042		251,110	264,859
3.50% due 04/01/2042		261,631	275,954
3.50% due 09/01/2043		209,396	219,848
3.50% due 07/01/2045		2,399,920	2,518,423
3.50% due 03/01/2046		977,636	1,021,306
3.50% due 11/01/2047		1,289,349	1,339,478
3.50% due 03/01/2048		3,346,832	3,525,076

3.50% due 08/01/2049	1,566,583	1,610,021
4.00% due 01/01/2046	263,275	282,100
4.00% due 12/01/2048	234,352	243,981
4.50% due 02/01/2020	35	36
4.50% due 08/01/2020	798	824
4.50% due 03/01/2039	1,125,338	1,231,766
4.50% due 12/01/2039	4,887	5,303
5.00% due 02/01/2034	15,341	16,928
5.00% due 05/01/2034	23,879	26,381
5.00% due 11/01/2043	161,864	178,526
5.50% due 05/01/2037	36,146	40,549
6.00% due 03/01/2040	29,251	33,528
6.50% due 02/01/2035	6,217	6,915
Federal Home Loan Mtg. Corp. FRS 4.02% (6 ML+1.49%) due 02/01/2037	7,312	7,547
4.75% (12 ML+1.88%) due 11/01/2037	60,529	63,918
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.06% (6.80% -1 ML) due 09/15/2039(3)(8)(9)	258,975	34,379
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)	227,073	231,576

		23,507,326

Federal National Mtg. Assoc. – 18.8%
2.50% due 12/01/2026	340,786	345,327
2.50% due 08/01/2031	1,524,485	1,544,921
2.50% due 02/01/2032	615,543	623,719
3.00% due 10/01/2027	143,055	146,762
3.00% due 03/01/2030	920,360	952,368
3.00% due 10/01/2030	145,572	149,792
3.00% due 02/01/2033	1,475,537	1,518,175
3.00% due 07/01/2034	1,080,912	1,107,961
3.00% due 11/01/2039	743,565	761,297
3.00% due 12/01/2042	94,063	96,681
3.00% due 08/01/2046	3,486,845	3,578,793
3.00% due 04/01/2047	1,766,727	1,808,701
3.00% due 04/01/2048	982,362	1,002,079
3.00% due 09/01/2048	1,977,095	2,024,775
3.50% due 08/01/2026	55,239	57,224
3.50% due 08/01/2027	47,764	49,500
3.50% due 10/01/2028	23,288	24,219
3.50% due 03/01/2033	1,421,086	1,476,963
3.50% due 08/01/2033	699,232	725,117
3.50% due 02/01/2043	100,045	107,222
3.50% due 10/01/2045	221,694	233,923
3.50% due 11/01/2045	168,300	175,778
3.50% due 03/01/2046	2,063,325	2,147,653
3.50% due 07/01/2046	123,501	130,107
3.50% due 12/01/2047	7,081,282	7,408,344
3.50% due 04/01/2048	1,296,695	1,355,837
3.50% due 05/01/2049	1,437,908	1,477,903
3.50% due 08/01/2049	2,575,759	2,648,633
4.00% due 11/01/2025	79,036	82,435
4.00% due 03/01/2039	1,281,542	1,334,222
4.00% due 02/01/2045	1,276,355	1,371,775
4.00% due 05/01/2047	494,983	520,636
4.00% due 07/01/2047	2,149,591	2,250,660
4.00% due 08/01/2047	2,328,491	2,450,582
4.00% due 06/01/2048	825,436	875,489
4.00% due 07/01/2048	1,169,689	1,216,168
4.00% due 09/01/2048	833,239	874,738
4.00% due 10/01/2048	4,103,401	4,273,234
4.00% due 12/01/2048	707,858	736,411
4.00% due 01/01/2049	1,591,775	1,658,793
4.00% due 03/01/2049	1,045,943	1,086,708
4.50% due 11/01/2022	6,577	6,790
4.50% due 06/01/2023	7,343	7,650
4.50% due 08/01/2045	1,385,713	1,536,433
4.50% due 06/01/2048	252,706	266,256
4.50% due 10/01/2048	67,996	71,799
4.50% due 11/01/2048	1,415,302	1,493,158
4.50% due 12/01/2048	1,932,179	2,033,085
4.50% due 03/01/2049	1,783,116	1,878,931
5.00% due 01/01/2023	3,228	3,335
5.00% due 03/01/2034	14,531	16,011
5.00% due 05/01/2035	8,700	9,585
5.00% due 05/01/2040	56,909	62,737
5.50% due 06/01/2038	18,656	20,944
6.00% due 02/01/2032	4,222	4,648
6.00% due 05/01/2034	1,207	1,383
6.00% due 10/01/2034	16,789	18,511
7.50% due 01/01/2030	901	912
8.00% due 11/01/2028	2,025	2,201
Federal National Mtg. Assoc. FRS 3.79% (12 ML+1.83%) due 10/01/2040	22,666	23,569
3.85% (6 ML+1.54%) due 09/01/2035	45,528	47,121
4.07% (12 ML+1.82%) due 10/01/2040	12,825	13,510
4.19% (12 ML+1.77%) due 05/01/2040	49,388	52,017
4.28% (12 ML+1.57%) due 05/01/2037	11,978	12,502
4.48% (12 ML+1.67%) due 07/01/2039	41,168	43,034
4.56% (12 ML+1.91%) due 08/01/2035	39,457	41,615
4.57% (1 Yr USTYCR+2.22%) due 10/01/2035	37,700	39,721
4.67% (1 Yr USTYCR+2.26%) due 11/01/2036	19,593	20,666
Federal National Mtg. Assoc. REMIC
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	336,844	346,467
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	350,613	360,972

		60,847,188

Government National Mtg. Assoc. – 1.2%
3.00% due 05/20/2046	1,873,653	1,933,795
4.50% due 10/20/2045	1,170,203	1,250,244

4.50% due 04/20/2047	698,033	734,174

		3,918,213

Total U.S. Government Agencies (cost $86,501,047)		88,272,727

U.S. GOVERNMENT TREASURIES – 2.8%
United States Treasury Bonds – 1.2%
2.25% due 08/15/2049	1,111,000	1,080,795
2.88% due 05/15/2049	2,523,000	2,788,408
3.00% due 02/15/2049	120,000	135,731

		4,004,934

United States Treasury Notes – 1.6%
1.50% due 11/30/2024	350,000	347,170
1.63% due 12/15/2022	225,000	225,220
1.63% due 08/15/2029	1,145,000	1,116,330
1.75% due 07/31/2021	355,000	355,860
1.75% due 11/15/2029	748,000	737,306
2.50% due 05/31/2020	1,000,000	1,003,432
2.50% due 01/31/2024	250,000	258,232
2.88% due 10/31/2020	1,000,000	1,009,961

		5,053,511

Total U.S. Government Treasuries (cost $9,072,308)		9,058,445

LOANS(10)(11)(12) – 4.5%
Applications Software – 0.0%
Project Boost Purchaser LLC FRS BTL-B coupon TBD due 06/01/2026	70,211	70,445

Athletic Equipment – 0.1%
Varsity Brands Holding Co., Inc. FRS BTL-B 5.29% (1 ML+3.50%) due 12/15/2024	145,260	142,354

Auction Houses/Art Dealers – 0.0%
Sotheby’s FRS BTL-B 7.24% (1 ML+5.50%) due 01/15/2027	90,721	89,587

Auto Repair Centers – 0.1%
Mavis Tire Express Services Corp. FRS Delayed Draw 5.05% (1 ML+3.25%) due 03/20/2025(16)	12,333	12,025
Mavis Tire Express Services Corp. FRS Delayed Draw 5.05% (1 ML+3.25%) due 03/20/2025	3,573	3,483
Mavis Tire Express Services Corp. FRS 1st Lien 5.05% (1 ML+3.25%) due 03/20/2025	124,805	121,685
Wand NewCo 3, Inc. FRS 1st Lien 5.30% (1 ML+3.50%) due 02/05/2026	102,520	103,289

		240,482

Broadcast Services/Program – 0.0%
NEP Group, Inc. FRS 1st Lien 5.05% (1 ML+3.25%) due 10/20/2025	138,600	135,655

Building & Construction-Misc. – 0.0%
Verra Mobility Corp. FRS 1st Lien 5.55% (1 ML+3.75%) due 02/28/2025	133,461	134,184

Building Products-Air & Heating – 0.1%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 7.94% (3 ML+6.00%) due 12/31/2023	158,974	143,077

Building Products-Doors & Windows – 0.1%
CHI Doors Holdings Corp. FRS 1st Lien 5.05% (1 ML+3.25%) due 07/29/2022	137,460	137,976

Building-Heavy Construction – 0.0%
USIC Holdings, Inc. FRS BTL 5.04% (1 ML+3.25%) due 12/08/2023	106,469	105,737

Cable/Satellite TV – 0.1%
CSC Holdings LLC FRS 1st Lien 3.99% (1 ML+2.25%) due 07/17/2025	124,046	124,015
CSC Holdings LLC FRS BTL-B5 4.24% (1 ML+2.50%) due 04/15/2027	152,070	152,640

		276,655

Casino Hotels – 0.1%
Caesars Resort Collection LLC FRS BTL-B 4.55% (1 ML+2.75%) due 12/23/2024	138,586	138,644
CityCenter Holdings LLC FRS BTL-B 4.05% (1 ML+2.25%) due 04/18/2024	139,569	140,041

		278,685

Casino Services – 0.0%
Stars Group Holdings FRS BTL 5.44% (3 ML+3.50%) due 07/10/2025	118,365	119,271

Cellular Telecom – 0.1%
Altice France SA FRS BTL-B12 5.43% (1 ML+3.69%) due 01/31/2026	37,903	37,903
Altice France SA FRS BTL-B13 5.74% (1 ML+4.00%) due 08/14/2026	173,250	173,791
Sprint Communications, Inc. FRS BTL-B 4.81% (1 ML+3.00%) due 02/02/2024	136,473	135,962

		347,656

Chemicals-Diversified – 0.1%
Hexion, Inc. FRS BTL 5.60% (3 ML+3.50%) due 07/01/2026	140,294	140,820

Chemicals-Specialty – 0.0%
Starfruit US HoldCo. LLC FRS BTL-B 4.96% (1 ML+3.25%) due 10/01/2025	135,884	135,884

Commercial Services-Finance – 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 5.05% (1 ML+3.25%) due 10/01/2025	136,285	137,364
MoneyGram International, Inc. FRS BTL-B 7.80% (1 ML+6.00%) due 06/30/2023	110,333	99,300
MPH Acquisition Holdings LLC FRS BTL-B 4.69% (3 ML+2.75%) due 06/07/2023	111,027	109,316

		345,980

Computer Data Security – 0.0%
McAfee LLC FRS BTL-B1 5.55% (1 ML+3.75%) due 09/30/2024	133,647	134,181

Computer Graphics – 0.0%
Corel, Inc. FRS BTL 6.91% (2 ML+5.00%) due 07/02/2026	114,673	109,513

Computer Services – 0.0%
Tempo Acquisition LLC FRS BTL-B 4.45% (1 ML+2.75%) due 05/01/2024	136,599	137,282

Computer Software – 0.1%
Rackspace Hosting, Inc. FRS 1st Lien 4.90% (3 ML+3.00%) due 11/03/2023	151,935	148,137
Vertafore, Inc. FRS 1st Lein 5.05% (1 ML+3.25%) due 07/02/2025	69,300	68,434
Vertafore, Inc. FRS 2nd Lien 9.05% (1 ML+7.25%) due 07/02/2026	72,934	72,143

		288,714

Consulting Services – 0.1%
AlixPartners LLP FRS BTL-B 4.55% (1 ML+2.75%) due 04/04/2024	137,585	138,224

Containers-Metal/Glass – 0.1%
BWAY Corp. FRS BTL-B 5.23% (3 ML+3.25%) due 04/03/2024	139,569	138,914

Containers-Paper/Plastic – 0.0%
Charter NEX US, Inc. FRS BTL-B 4.80% (1 ML+3.00%) due 05/16/2024	98,985	98,531

Cosmetics & Toiletries – 0.1%
Sunshine Luxembourg VII SARL FRS BTL 6.19% (3 ML+4.25%) due 10/01/2026	141,275	142,460

Data Processing/Management – 0.0%
CCC Information Services, Inc. FRS 1st Lien 4.55% (1 ML+2.75%) due 04/29/2024	137,589	137,810

Direct Marketing – 0.1%
Terrier Media Buyer, Inc. FRS BTL-B coupon TBD due 12/17/2026	143,079	144,390

Distribution/Wholesale – 0.1%
Fastlane Parent Co., Inc. FRS 1st Lien 6.45% (3 ML+4.50%) due 02/04/2026	106,464	105,133
Univar USA, Inc. FRS BTL-B3 4.05% (1 ML+2.25%) due 07/01/2024	139,109	139,631

		244,764

Diversified Operations – 0.1%
Travelport Finance Luxembourg SARL FRS BTL 6.94% (3 ML+5.00%) due 05/29/2026	149,421	138,812

E-Commerce/Services – 0.1%
RentPath LLC FRS 2nd Lien 10.91% (3 ML+9.00%) due 12/17/2022	1,062,906	139,063

Electronic Components-Misc. – 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 6.44% (3 ML+4.50%) due 07/09/2025	134,482	134,145

Electronic Components-Semiconductors – 0.0%
Bright Bidco BV FRS BTL-B 5.30% (1 ML+3.50%) due 06/30/2024	58,674	34,178
Bright Bidco BV FRS BTL-B 5.44% (3 ML+3.50%) due 06/30/2024	120,607	70,253

		104,431

Enterprise Software/Service – 0.4%
Applied Systems, Inc. FRS 1st Lein 5.19% (3 ML+3.25%) due 09/19/2024	133,670	134,088
Dcert Buyer, Inc. FRS BTL-B 5.80% (1 ML+4.00%) due 10/16/2026	105,596	105,728
Epicor Software Corp. FRS 1st Lien 5.05% (1 ML+3.25%) due 06/01/2022	134,002	134,651
Finastra USA, Inc. FRS 1st Lien 5.70% (2 ML+3.50%) due 06/13/2024	19,183	19,031
Finastra USA, Inc. FRS 1st Lien 5.70% (6 ML+3.50%) due 06/13/2024	124,272	123,288
Greeneden US Holdings II LLC FRS BTL-B 5.05% (1 ML+3.25%) due 12/01/2023	138,586	138,621
Informatica LLC FRS BTL 5.05% (1 ML+3.25%) due 08/05/2022	138,553	139,029
Kronos, Inc. FRS BTL-B 4.91% (3 ML+3.00%) due 11/01/2023	139,956	140,568
MYOB US Borrower LLC FRS BTL 5.80% (1 ML+4.00%) due 05/06/2026	103,583	104,360
Sophia LP FRS BTL-B 5.19% (3 ML+3.25%) due 09/30/2022	128,783	129,008
Ultimate Software Group, Inc. FRS BTL-B 5.55% (1 ML+3.75%) due 05/04/2026	103,253	103,726

		1,272,098

Finance-Credit Card – 0.0%
Pi US Mergerco, Inc. FRS 1st Lien 5.05% (1 ML+3.25%) due 01/03/2025	136,589	137,059

Finance-Investment Banker/Broker – 0.0%
Deerfield Dakota Holding LLC FRS BTL-B 5.05% (1 ML+3.25%) due 02/13/2025	137,904	137,099

Gambling (Non-Hotel) – 0.1%
Mohegan Tribal Gaming Authority FRS BTL-B 5.80% (1 ML+4.00%) due 10/13/2023	151,470	145,563
Scientific Games International, Inc. FRS BTL-B5 4.55% (1 ML+2.75%) due 08/14/2024	142,271	142,500

		288,063

Hazardous Waste Disposal – 0.1%
GFL Environmental, Inc. FRS BTL-B 4.80% (1 ML+3.00%) due 05/30/2025	140,573	140,598

Human Resources – 0.0%
Creative Artists Agency LLC FRS BTL-B 5.55% (1 ML+3.75%) due 11/27/2026	106,216	107,057

Insurance Brokers – 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 4.80% (1 ML+3.00%) due 05/09/2025	138,593	138,506
HUB International, Ltd. FRS BTL-B 4.69% (3 ML+2.75%) due 04/25/2025	139,531	139,335

		277,841

Insurance-Property/Casualty – 0.1%
Asurion LLC FRS BTL-B6 4.80% (1 ML+3.00%) due 11/03/2023	140,172	140,931
Asurion LLC FRS 2nd Lien 8.30% (1 ML+6.50%) due 08/04/2025	7,101	7,180
Sedgwick Claims Management Services, Inc. FRS BTL-B 5.05% (1 ML+3.25%) due 12/31/2025	118,503	118,503

		266,614

Internet Financial Services – 0.0%
ION Trading Finance, Ltd. FRS BTL-B 6.06% (3 ML+4.00%) due 11/21/2024	142,732	135,358

Machinery-Electrical – 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 5.30% (1 ML+3.50%) due 08/01/2025	101,970	102,522

Machinery-General Industrial – 0.1%
Shape Technologies Group, Inc. FRS BTL 4.93% (3 ML+3.00%) due 04/21/2025	98,539	87,946
Welbilt, Inc. FRS BTL-B 4.30% (1 ML+2.50%) due 10/23/2025	107,000	107,268

		195,214

Machinery-Pumps – 0.0%
STS Operating, Inc. FRS BTL 6.04% (1 ML+4.25%) due 12/11/2024	137,415	135,640

Medical Labs & Testing Services – 0.1%
Jaguar Holding Co. II FRS BTL 4.30% (1 ML+2.50%) due 08/18/2022	141,260	141,888
Sound Inpatient Physicians, Inc. FRS 1st Lien 4.55% (1 ML+2.75%) due 06/27/2025	148,493	148,865

		290,753

Medical-Drugs – 0.1%
Akorn, Inc. FRS BTL-B 11.81% (1 ML+6.25%) due 04/16/2021(7)	114,094	108,580
Alphabet Holding Co., Inc. FRS 1st Lien 5.30% (1 ML+3.50%) due 09/26/2024	145,629	139,803
Bausch Health Americas, Inc. FRS BTL-B 4.49% (1 ML+2.75%) due 11/27/2025	88,186	88,671

		337,054

Medical-Generic Drugs – 0.1%
Alvogen Pharma US, Inc. FRS BTL-B 6.55% (1 ML+4.75%) due 04/02/2022	127,942	108,991
Amneal Pharmaceuticals LLC FRS BTL-B 5.31% (1 ML+3.50%) due 05/04/2025	189,479	170,057

		279,048

Medical-Hospitals – 0.0%
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 6.30% (1 ML+4.50%) due 11/17/2025	106,731	107,487

Metal Processors & Fabrication – 0.1%
Crosby US Acquisition Corp. FRS BTL-B 6.54% (1 ML+4.75%) due 06/26/2026	104,576	101,962
Form Technologies LLC FRS BTL-B2 5.19% (3 ML+3.25%) due 01/28/2022	138,545	134,389
SEI Holdings I Corp. FRS 1st Lien 5.80% (1 ML+4.00%) due 03/27/2021	140,881	134,541

		370,892

Miscellaneous Manufacturing – 0.0%
Excelitas Technologies Corp. FRS 2nd Lien 9.59% (3 ML+7.50%) due 12/01/2025	105,000	100,800

Multimedia – 0.0%
EW Scripps Co. FRS BTL-B2 4.30% (1 ML+2.50%) due 05/01/2026	103,357	103,642

Oil Companies-Exploration & Production – 0.0%
Osum Production Corp. FRS BTL 11.44% (3 ML+9.50%) due 07/31/2022	136,730	124,425

Pharmacy Services – 0.1%
Change Healthcare Holdings LLC FRS BTL-B 4.30% (1 ML+2.50%) due 03/01/2024	102,086	102,362
HC Group Holdings II, Inc. FRS BTL-B 6.30% (1 ML+4.50%) due 08/06/2026	140,774	140,070

		242,432

Pipelines – 0.2%
Blackstone CQP Holdco LP FRS BTL-B 5.41% (3 ML+3.50%) due 09/30/2024	103,220	103,639
Hercules Merger Sub LLC FRS BTL-B 4.44% (1 ML+2.75%) due 11/01/2026	139,714	140,733
Lucid Energy Group II Borrower LLC FRS 1st Lien 4.80% (1 ML+3.00%) due 02/17/2025	146,509	133,689
Medallion Midland Acquisition LLC FRS 1st Lien 5.05% (1 ML+3.25%) due 10/30/2024	135,072	133,721

		511,782

Publishing-Periodicals – 0.1%
Meredith Corp. FRS BTL-B1 4.55% (1 ML+2.75%) due 01/31/2025	114,161	114,760
Nielsen Finance LLC FRS BTL-B4 3.71% (1 ML+2.00%) due 10/04/2023	141,276	141,668

		256,428

Quarrying – 0.0%
US Silica Co. FRS BTL-B 5.81% (1 ML+4.00%) due 05/01/2025	150,806	132,898

Real Estate Management/Services – 0.1%
DTZ U. S. Borrower LLC FRS BTL-B 5.05% (1 ML+3.25%) due 08/21/2025	137,482	137,869

Research & Development – 0.0%
PAREXEL International Corp. FRS BTL-B 4.55% (1 ML+2.75%) due 09/27/2024	128,744	125,976

Resorts/Theme Parks – 0.1%
Merlin Entertainments PLC FRS Delayed Draw coupon TBD due 11/04/2026	8,107	8,188
Merlin Entertainments PLC FRS BTL-B coupon TBD due 11/13/2026	61,681	62,298
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 4.80% (1 ML+3.00%) due 03/31/2024	136,527	136,911

		207,397

Retail-Petroleum Products – 0.0%
EG America LLC FRS BTL 5.96% (3 ML+4.00%) due 02/07/2025	136,868	136,013

Retail-Restaurants – 0.1%
IRB Holding Corp. FRS 1st Lien 5.22% (3 ML+3.25%) due 02/05/2025	138,589	139,167
Wok Holdings, Inc. FRS BTL-B 8.17% (6 ML+6.50%) due 03/01/2026	110,444	87,987

		227,154

Retail-Sporting Goods – 0.0%
Bass Pro Group LLC FRS BTL-B 6.80% (1 ML+5.00%) due 09/25/2024	134,070	133,399

Rubber/Plastic Products – 0.0%
Gates Global LLC FRS BTL-B2 4.55% (1 ML+2.75%) due 04/01/2024	104,466	104,482

Satellite Telecom – 0.1%
Intelsat Jackson Holdings SA FRS BTL-B3 5.68% (6 ML+3.75%) due 11/27/2023	135,000	135,034
Iridium Satellite LLC FRS BTL-B 5.54% (1 ML+3.75%) due 11/04/2026	105,013	106,260

		241,294

Security Services – 0.0%
Prime Security Services Borrower, LLC FRS BTL-B1 4.94% (1 ML+3.25%) due 09/23/2026		120,635	120,836

Soap & Cleaning Preparation – 0.1%
Diamond BC BV FRS BTL 4.93% (3 ML+3.00%) due 09/06/2024		154,907	151,616

Software Tools – 0.0%
RP Crown Parent LLC FRS BTL 4.55% (1 ML+2.75%) due 10/12/2023		105,456	105,808

Telecom Services – 0.0%
West Corp. FRS BTL-B1 5.43% (3 ML+3.50%) due 10/10/2024		117,864	98,809

Telecommunication Equipment – 0.0%
CommScope, Inc. FRS BTL-B 5.05% (1 ML+3.25%) due 04/06/2026		105,301	105,827

Telephone-Integrated – 0.1%
CenturyLink, Inc. FRS BTL-B 4.55% (1 ML+2.75%) due 01/31/2025		135,072	135,503
Level 3 Financing, Inc. FRS BTL-B 3.55% (1 ML+1.75%) due 03/01/2027		91,079	91,458

			226,961

Television – 0.1%
Ion Media Networks, Inc. FRS BTL-B1 4.81% (1 ML+3.00%) due 12/18/2024		140,525	140,788

Theaters – 0.3%
AMC Entertainment Holdings, Inc. FRS BTL-B 4.80% (1 ML+3.00%) due 04/22/2026		136,344	137,196
Cineworld, Ltd. FRS BTL 4.05% (1 ML+2.25%) due 02/28/2025		139,972	139,661
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.55% (1 ML+2.75%) due 05/18/2025		326,226	324,513
William Morris Endeavor Entertainment LLC FRS BTL-B 4.68% (3 ML+2.75%) due 05/18/2025		243,868	242,588

			843,958

Transport-Truck – 0.1%
Pods LLC FRS 1st Lien 4.49% (1 ML+2.75%) due 12/06/2024		150,409	151,020

Total Loans (cost $15,410,824)			14,387,693

COMMON STOCKS – 0.2%
Building Products-Air & Heating – 0.0%
API Heat Transfer, Inc. †(13)		171,230	27,397

Television – 0.2%
ION Media Networks, Inc. †(4)(13)		655	519,742

Total Common Stocks (cost $56,512)			547,139

PREFERRED SECURITIES – 0.1%
Building Products-Air & Heating – 0.0%
API Heat Transfer, Inc. Class A 8.63%(13)		36,495	26,641

Electric-Distribution – 0.1%
Entergy Louisiana LLC 4.70%		5,200	133,380

Sovereign Agency – 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†		5,875	69,619

Total Preferred Securities (cost $257,205)			229,640

PREFERRED SECURITIES/CAPITAL SECURITIES – 1.5%
Banks-Money Center – 0.2%
BBVA Bancomer SA 5.13% due 01/18/2033*	$	201,000	202,761
National Westminster Bank PLC FRS 1.77% (3 ME + 2.15%) due 04/05/2020(14)	EUR	300,000	333,986

			536,747

Banks-Super Regional – 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086		115,000	140,356

Building & Construction-Misc. – 0.1%
China Minmetals Corp. 3.75% due 11/13/2022(14)		335,000	339,064

Diversified Banking Institutions – 0.2%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(14)		176,000	192,280
Lloyds Banking Group PLC 5.13% due 12/27/2024(14)	GBP	200,000	274,805

			467,085

Diversified Minerals – 0.0%
BHP Billiton Finance, Ltd. 5.63% due 10/22/2079	EUR	100,000	136,878

Electric-Distribution – 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		278,000	289,721

Electric-Generation – 0.2%
Electricite de France SA 4.13% due 01/22/2022(14)	EUR	300,000	360,150
Electricite de France SA 4.25% due 01/29/2020(14)	EUR	200,000	224,952

			585,102

Electric-Integrated – 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054		91,000	98,165
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(14)	EUR	100,000	120,291

			218,456

Finance-Investment Banker/Broker – 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)		222,000	22

Food-Dairy Products – 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		367,000	411,958

Gas-Distribution – 0.1%
Centrica PLC 3.00% due 04/10/2076	EUR	200,000	229,919

Insurance-Life/Health – 0.1%
Aviva PLC 6.13% due 07/05/2043	EUR	115,000	151,730
Prudential Financial, Inc. 5.70% due 09/15/2048		258,000	294,765

			446,495

Insurance-Multi-line – 0.0%
Voya Financial, Inc. 4.70% due 01/23/2048		94,000	94,235

Oil Companies-Integrated – 0.2%
TOTAL SA 2.71% due 05/05/2023(14)	EUR	475,000	568,772

Pipelines – 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(14)		67,000	46,062
Enterprise Products Operating LLC 5.25% due 08/16/2077		59,000	59,707

			105,769

Transport-Rail – 0.1%
CRCC Chengan, Ltd. 3.97% due 06/27/2024(14)		200,000	203,105

Total Preferred Securities/Capital Securities (cost $4,623,335)			4,773,684

Total Long-Term Investment Securities (cost $305,606,414)			309,678,678

SHORT-TERM INVESTMENT SECURITIES – 3.2%
Registered Investment Companies – 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(15)		10,015,592	10,015,592

U.S. Government Treasuries – 0.1%
United States Treasury Bills Disc. Notes 2.37% due 04/23/2020		$385,000	383,164

Total Short-Term Investment Securities (cost $10,397,820)			10,398,757

TOTAL INVESTMENTS (cost $316,004,234)		99.1%	320,077,435
Other assets less liabilities		0.9	2,925,706

NET ASSETS		100.0%	$323,003,141

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $68,615,369 representing 21.2% of net assets.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation

(4)	Securities classified as Level 3 (see Note 1).

(5)	Company has filed for bankruptcy protection.

(6)	Security in default of interest and principal at maturity.

(7)

PIK (“Payment in Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 11.06%. The security is also currently paying interest in the form of additional loans at 0.75%.

(8)	Interest Only

(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2019.

(10)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
API Heat Transfer, Inc.	12/31/2018	171,230	$56,506	$27,397	$0.16	0.01%
ION Media Networks, Inc.	12/16/2016	655	6	519,742	793.50	0.16%
Preferred Securities
API Heat Transfer, Inc. Class A	12/31/2018	36,495	36,495	26,641	0.73	0.01%

				$573,780		0.18%

(14)	Perpetual maturity - maturity date reflects the next call date.

(15)	The rate shown is the 7-day yield as of December 31, 2019.

(16)	All or a portion of this holding is subject to unfunded loan commitments (See Note 3).

(17)	Denominated in United States dollars unless otherwise indicated.

BTL – Bank Term Loan

REMIC – Real Estate Mortgage Investment Conduit

TBD – Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC – Unlimited Liability Corp.

FRS – Floating Rate Security

VRS – Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR – Euro Currency

GBP – British Pound

Index Legend

3 ME – 3 Month Euribor

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

1 Yr USTYCR – 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	8,317,600	USD	9,299,951	02/06/2020	$–	$(49,619)
	EUR	7,245,421	USD	8,086,059	03/05/2020	–	(72,591)
	GBP	2,093,750	USD	2,740,163	03/05/2020	–	(37,973)
	USD	403,537	EUR	363,000	02/06/2020	4,501	–

Net Unrealized Appreciation/(Depreciation)						$4,501	$(160,183)

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$–	$9,257,688	$–	$9,257,688
U.S. Corporate Bonds & Notes:
Airlines	–	–	6,527	6,527
Finance-Investment Banker/Broker	–	424,778	64	424,842
Gambling (Non-Hotel)	–	–	28,923	28,923
Rubber/Plastic Products	–	–	0	0
Other Industries	–	104,018,949	–	104,018,949
Foreign Corporate Bonds & Notes:
Special Purpose Entity	–	–	0	0
Other Industries	–	42,151,893	–	42,151,893
Foreign Government Obligations	–	36,520,529	–	36,520,529
U.S. Government Agencies	–	88,272,727	–	88,272,727
U.S. Government Treasuries	–	9,058,445	–	9,058,445
Loans	–	14,387,693	–	14,387,693
Common Stocks:
Building Products-Air & Heating	–	27,397	–	27,397
Television	–	–	519,742	519,742
Preferred Securities:
Building Products-Air & Heating	–	26,641	–	26,641
Other Industries	202,999	–	–	202,999
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	–	–	22	22
Other Industries	–	4,773,662	–	4,773,662
Short-Term Investment Securities:
Registered Investment Companies	10,015,592	–	–	10,015,592
Other Short-Term Investment Securities	–	383,164	–	383,164

Total Investments at Value	$10,218,591	$309,303,566	$555,278	$320,077,435

Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$4,501	$–	$4,501

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$160,183	$–	$160,183

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS – December 31, 2019 – (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES – 38.4%
Aerospace/Defense-Equipment – 0.8%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*	$1,410,000	$1,425,834
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,260,000	1,364,089

		2,789,923

Applications Software – 0.3%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,030,000	1,099,525

Athletic Equipment – 0.2%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	810,000	775,340

Auto/Truck Parts & Equipment-Original – 0.8%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,700,000	1,763,750
Dana, Inc. Senior Notes 5.38% due 11/15/2027	835,000	860,050

		2,623,800

Banks-Commercial – 0.3%
Synovus Financial Corp. Sub. Notes 5.90% due 02/07/2029	865,000	916,900

Broadcast Services/Program – 1.2%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	440,000	458,172
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	387,000	428,603
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	460,000	465,314
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	960,000	933,600
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	809,966	895,012
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	945,000	934,369

		4,115,070

Building & Construction Products-Misc. – 0.2%
Patrick Industries, Inc. Senior Notes 7.50% due 10/15/2027*	765,000	814,725

Building & Construction-Misc. – 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.63% due 08/15/2025	1,045,000	1,084,188

Building-Residential/Commercial – 1.0%
Lennar Corp. Company Guar. Notes 5.25% due 06/01/2026	815,000	892,425
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	645,000	828,825
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. Company Guar. Notes 5.88% due 06/15/2024	1,475,000	1,604,062

		3,325,312

Cable/Satellite TV – 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	950,000	967,128

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	825,000	870,375
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	2,255,000	2,407,212
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	585,000	661,050
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	975,000	1,000,204
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	340,000	360,193
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	670,000	676,700

		6,942,862

Casino Hotels – 0.9%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	260,000	278,850
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	1,615,000	1,737,639
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	890,000	987,900

		3,004,389

Casino Services – 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	755,000	831,444

Cellular Telecom – 0.7%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,260,000	2,493,526

Chemicals-Diversified – 0.3%
Olin Corp. Senior Notes 5.63% due 08/01/2029	1,010,000	1,066,762

Chemicals-Specialty – 0.4%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	835,000	860,050
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	630,000	659,137

		1,519,187

Coal – 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	985,000	896,350

Computer Services – 0.2%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	530,000	536,625
Exela Intermediate LLC/Exela Finance, Inc. Senior Sec. Notes 10.00% due 07/15/2023*	490,000	196,000

		732,625

Computers-Integrated Systems – 0.1%
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	250,000	267,500

Consumer Products-Misc. – 0.2%
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	775,000	806,000

Containers-Metal/Glass – 0.8%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,256,000	1,240,300
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	610,000	658,800
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	665,000	726,512

		2,625,612

Containers-Paper/Plastic – 0.3%
Trident Merger Sub, Inc. Company Guar. Notes 6.63% due 11/01/2025*	790,000	711,000
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	490,000	494,900

		1,205,900

Data Processing/Management – 0.3%
Star Merger Sub, Inc. Senior Notes 10.25% due 02/15/2027*	785,000	902,750

Decision Support Software – 0.3%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	884,000	896,155

Diagnostic Equipment – 0.8%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	1,155,000	1,231,496
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	735,000	821,385
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	790,000	785,062

		2,837,943

Diversified Manufacturing Operations – 0.2%
LSB Industries, Inc. Senior Sec. Notes 9.63% due 05/01/2023*	795,000	816,362

Electric-Generation – 0.7%
Vistra Operations Co. LLC Senior Sec. Notes 3.70% due 01/30/2027*	1,785,000	1,773,696
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	660,000	673,324

		2,447,020

Electric-Integrated – 0.8%
DPL, Inc. Senior Notes 4.35% due 04/15/2029*	1,735,000	1,674,219
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	750,000	765,000
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	295,000	310,399
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*†	1,667,835	2,502

		2,752,120

Energy-Alternate Sources – 0.4%
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	650,000	669,155
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	590,000	623,813

		1,292,968

Enterprise Software/Service – 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	665,000	674,975

Finance-Consumer Loans – 1.1%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,095,000	1,171,650
Navient Corp. Senior Notes 6.75% due 06/25/2025	1,025,000	1,131,600
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	135,000	140,913
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	820,000	932,750
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	390,000	450,918

		3,827,831

Food-Dairy Products – 0.3%
Chobani LLC/Chobani Finance Corp., Inc. Company Guar. Notes 7.50% due 04/15/2025*	1,095,000	1,100,475

Food-Misc./Diversified – 0.7%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,250,000	1,209,375
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	435,000	459,469
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	590,000	618,025

		2,286,869

Food-Retail – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	1,700,000	1,697,960

Food-Wholesale/Distribution – 0.3%
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. Senior Notes 8.50% due 06/01/2026*	1,045,000	977,075

Gambling (Non-Hotel) – 0.6%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	520,000	538,200
CB Downey Finance Escrow Notes 10.50% due 02/15/2023†(1)	485,000	0
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 02/15/2023*	485,000	509,250
Scientific Games International, Inc. Company Guar. Notes 7.00% due 05/15/2028*	630,000	675,675
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	380,000	418,950

		2,142,075

Garden Products – 0.3%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029*	1,055,000	1,078,421

Housewares – 0.1%
American Greetings Corp. Company Guar. Notes 8.75% due 04/15/2025*	530,000	482,300

Human Resources – 0.3%
ASGN, Inc. Company Guar. Notes 4.63% due 05/15/2028*	877,000	901,451

Insurance-Multi-line – 0.3%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	710,000	685,150
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	320,000	348,000

		1,033,150

Internet Content-Entertainment – 0.2%
Twitter, Inc. Senior Notes 3.88% due 12/15/2027*	870,000	869,548

Investment Companies – 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	880,000	937,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.38% due 12/15/2025	285,000	298,894

		1,236,094

Investment Management/Advisor Services – 0.5%
Citadel LP Senior Notes 4.88% due 01/15/2027*	1,735,000	1,827,105

Machinery-Electrical – 0.3%
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(2)	915,000	949,313

Machinery-Pumps – 0.3%
Granite Holdings US Acquisition Co. Company Guar. Notes 11.00% due 10/01/2027*	880,000	891,000

Medical Information Systems – 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	340,000	349,350

Medical Labs & Testing Services – 1.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	280,000	293,300
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	445,000	453,344
Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	350,000	376,250
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(2)	910,000	924,323
Eagle Holding Co. II LLC Notes 7.75% due 05/15/2022*(2)	820,000	832,612
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	810,000	807,975

		3,687,804

Medical-Drugs – 0.4%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	885,000	1,007,838
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	350,000	235,959

		1,243,797

Medical-Generic Drugs – 0.1%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	405,000	402,975

Medical-HMO – 0.3%
Centene Corp. Senior Notes 4.63% due 12/15/2029*	730,000	767,485
Centene Corp. Senior Notes 5.38% due 06/01/2026*	195,000	206,944

		974,429

Medical-Hospitals – 2.4%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,315,000	1,454,166
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	1,415,000	1,612,534
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	155,000	179,219
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	1,275,000	1,380,213
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	420,000	420,000
Surgery Center Holdings, Inc. Company Guar. Notes 10.00% due 04/15/2027*	425,000	466,438
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	865,000	906,001
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	292,000	308,425
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	345,000	371,306

Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	650,000	686,563
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	365,000	403,781

		8,188,646

Metal Processors & Fabrication – 0.2%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	925,000	860,250

Metal-Aluminum – 0.3%
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	880,000	902,880

Oil & Gas Drilling – 0.3%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	535,000	481,500
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	875,000	424,375

		905,875

Oil Companies-Exploration & Production – 1.0%
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	420,000	180,600
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	451,345	459,893
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,015,000	1,035,300
Denbury Resources, Inc. Sec. Notes 7.75% due 02/15/2024*	580,000	513,300
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	768,000	723,840
Sanchez Energy Corp. Senior Sec. Notes 7.25% due 02/15/2023*†(3)(4)	405,000	263,250
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	575,000	281,750

		3,457,933

Oil-Field Services – 0.8%
CSI Compressco LP/CSI Compressco Finance, Inc. Company Guar. Notes 7.25% due 08/15/2022	1,145,000	1,053,400
Patterson-UTI Energy, Inc. Senior Notes 5.15% due 11/15/2029	880,000	903,553
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	905,000	950,250

		2,907,203

Paper & Related Products – 0.3%
Schweitzer-Mauduit International, Inc. Company Guar. Notes 6.88% due 10/01/2026*	1,020,000	1,099,050

Petrochemicals – 0.2%
TPC Group, Inc. Senior Sec. Notes 10.50% due 08/01/2024*	827,000	833,203

Pipelines – 0.9%
American Midstream Partners LP/American Midstream Finance Corp. Company Guar. Notes 9.50% due 12/15/2021*	525,000	493,500
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	1,035,000	1,063,566
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	665,000	703,237
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	830,000	881,875

		3,142,178

Publishing-Books – 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	500,000	430,000

Publishing-Periodicals – 0.3%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	1,000,000	1,039,700

Radio – 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	310,000	325,500
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	1,370,000	1,481,299

		1,806,799

Real Estate Investment Trusts – 2.4%
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	2,140,000	2,166,750
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.75% due 06/01/2028	317,000	359,922
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2029*	1,100,000	1,117,380
iStar, Inc. Senior Notes 4.25% due 08/01/2025	695,000	702,617
iStar, Inc. Senior Notes 4.75% due 10/01/2024	915,000	948,169
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,170,000	1,200,712
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	580,000	604,650
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	330,000	360,934
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	370,000	412,550
Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	595,000	504,263

		8,377,947

Rental Auto/Equipment – 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	835,000	868,400

Retail-Arts & Crafts – 0.1%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	360,000	343,800

Retail-Automobile – 0.3%
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	890,000	914,795

Retail-Building Products – 0.5%
Beacon Roofing Supply, Inc. Senior Sec. Notes 4.50% due 11/15/2026*	775,000	798,250
SRS Distribution, Inc. Company Guar. Notes 8.25% due 07/01/2026*	865,000	893,112

		1,691,362

Retail-Propane Distribution – 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 06/15/2020	570,000	348,413
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	490,000	503,475

		851,888

Retail-Regional Department Stores – 0.1%
Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG Sec. Notes 8.00% due 10/25/2024*	577,000	183,198

Retail-Restaurants – 0.4%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	895,000	926,325
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	455,000	486,566

		1,412,891

Rubber/Plastic Products – 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(5)	550,000	0

Soap & Cleaning Preparation – 0.2%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	720,000	687,600

Steel-Producers – 0.6%
AK Steel Corp. Company Guar. Notes 7.00% due 03/15/2027	585,000	589,712
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	825,000	858,000
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	715,000	611,397

		2,059,109

Telecommunication Equipment – 0.2%
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	640,000	673,600

Telephone-Integrated – 1.4%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	1,075,000	1,127,406
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	1,385,000	1,253,425
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	740,000	439,712
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	295,000	298,688
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	745,000	361,325
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	530,000	551,200
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	670,000	680,887

		4,712,643

Theaters – 0.4%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	310,000	320,850
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	1,130,000	1,203,450

		1,524,300

Transport-Equipment & Leasing – 0.5%
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.50% due 10/01/2025*	980,000	1,034,390
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.75% due 03/15/2022*	670,000	698,475

		1,732,865

Wireless Equipment – 0.3%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	1,075,000	1,107,250

Total U.S. Corporate Bonds & Notes (cost $131,654,783)		133,231,620

FOREIGN CORPORATE BONDS & NOTES – 7.1%
Aerospace/Defense – 0.3%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	675,000	709,175
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	365,000	375,494

		1,084,669

Airlines – 0.6%
Norwegian Air Shuttle ASA Pass-Through Trust Series 2016-1, Class A Pass-Through Certs. 4.88% due 11/10/2029*	2,152,826	2,088,257

Airport Development/Maintenance – 0.2%
Delhi International Airport, Ltd. Senior Sec. Notes 6.45% due 06/04/2029*	655,000	700,625

Auto/Truck Parts & Equipment-Original – 0.2%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	695,000	738,438

Building-Residential/Commercial – 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.25% due 09/15/2027*	1,820,000	1,920,100

Cable/Satellite TV – 0.6%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	1,000,000	1,060,000
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	900,000	952,875

		2,012,875

Casino Services – 0.2%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	800,000	818,000

Cellular Telecom – 0.4%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,200,000	1,288,368

Chemicals-Specialty – 0.3%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	950,000	973,750

Containers-Metal/Glass – 0.5%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(2)	1,780,000	1,840,431

Diversified Financial Services – 0.0%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	155,000	166,625

Diversified Minerals – 0.3%
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	780,000	917,265

Machinery-Pumps – 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	455,000	450,450

Medical-Biomedical/Gene – 0.0%
Concordia International Corp. Senior Sec. Notes 8.00% due 09/06/2024	142,000	134,190

Medical-Drugs – 1.3%
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	1,180,000	1,233,100
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	585,000	634,725
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	745,000	822,331
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	1,185,000	986,513
Teva Phamaceutical Finance Netherlands III BV Company Guar. Notes 7.13% due 01/31/2025*	635,000	652,272

		4,328,941

Medical-Generic Drugs – 0.2%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	700,000	722,686

Oil & Gas Drilling – 0.3%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	870,000	617,700
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	265,000	279,906

		897,606

Oil Companies-Exploration & Production – 0.3%
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024*	995,000	1,037,297

Oil Companies-Integrated – 0.2%
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028	470,000	536,289

Paper & Related Products – 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	369,000

Satellite Telecom – 0.4%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	400,000	407,000
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,080,000	1,125,900

		1,532,900

Special Purpose Entity – 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.05% due 01/15/2015*†(1)(3)(5)	1,025,000	0

Total Foreign Corporate Bonds & Notes (cost $24,824,562)		24,558,762

LOANS(6)(7)(8) – 49.5%
Advertising Sales – 0.2%
Clear Channel Outdoor Holdings, Inc. FRS BTL 5.30% (1 ML+3.50%) due 08/21/2026	598,500	601,306

Advertising Services – 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 5.05% (1 ML+3.25%) due 07/23/2021	354,705	341,404

Aerospace/Defense-Equipment – 0.2%
TransDigm, Inc. FRS BTL-F 4.30% (1 ML+2.50%) due 06/09/2023	808,040	809,555

Airlines – 0.4%
Westjet Airlines, Ltd. FRS BTL-B 4.72% (1 ML+3.00%) due 12/11/2026	715,000	720,235
Westjet Airlines, Ltd. FRS BTL-B coupon TBD due 12/11/2026	715,000	720,234

		1,440,469

Airport Development/Maintenance – 0.3%
1199169 B.C. ULC FRS BTL-B2 5.94% (3 ML+4.00%) due 04/04/2026	366,215	368,700
Dynasty Acquisition Co., Inc. FRS BTL-B1 5.94% (3 ML+4.00%) due 04/06/2026	681,160	685,782

		1,054,482

Appliances – 0.4%
Global Appliance, Inc. FRS BTL-B 5.80% (1 ML+4.00%) due 09/29/2024	1,334,000	1,328,998

Applications Software – 0.3%
SS&C European Holdings SARL FRS BTL-B4 4.05% (1 ML+2.25%) due 04/16/2025	426,155	428,752
SS&C Technologies, Inc. FRS BTL-B3 4.05% (1 ML+2.25%) due 04/16/2025	614,633	618,379

		1,047,131

Auto-Heavy Duty Trucks – 0.4%
Navistar, Inc. FRS BTL-B 5.24% (1 ML+3.50%) due 11/06/2024	1,439,363	1,433,965

Auto/Truck Parts & Equipment-Original – 1.2%
Accuride Corp. FRS BTL 7.19% (3 ML+5.25%) due 11/17/2023	1,160,609	873,358
DexKo Global, Inc. FRS BTL-B 5.30% (1 ML+3.50%) due 07/24/2024	962,922	959,311
Panther BF Aggregator 2 LP FRS BTL-B 5.30% (1 ML+3.50%) due 04/30/2026	907,725	909,994
Tenneco, Inc. FRS BTL-B 4.80% (1 ML+3.00%) due 10/01/2025	1,613,700	1,571,744

		4,314,407

Broadcast Services/Program – 1.5%
Diamond Sports Group LLC FRS BTL 5.03% (1 ML+3.25%) due 08/24/2026	997,500	994,175
iHeartCommunications, Inc. FRS BTL 5.69% (1 ML+4.00%) due 05/01/2026	381,660	384,863
Nexstar Broadcasting, Inc. FRS BTL-B4 4.45% (1 ML+2.75%) due 09/18/2026	2,145,000	2,154,532
Univision Communications, Inc. FRS 1st Lein 4.55% (1 ML+2.75%) due 03/15/2024	1,797,946	1,771,619

		5,305,189

Building & Construction Products-Misc. – 0.9%
AZEK Co. LLC FRS BTL 5.93% (3 ML+3.75%) due 05/05/2024	3,101,690	3,109,444

Building Products-Cement – 0.9%
Quikrete Holdings, Inc. FRS 1st Lein 4.55% (1 ML+2.75%) due 11/15/2023	1,011,136	1,015,470
Summit Materials LLC FRS BTL 3.80% (1 ML+2.00%) due 11/21/2024	2,077,645	2,085,436

		3,100,906

Cable/Satellite TV – 0.5%
CSC Holdings LLC FRS BTL 3.99% (1 ML+2.25%) due 01/15/2026	704,675	705,203
Radiate Holdco LLC FRS BTL 4.80% (1 ML+3.00%) due 02/01/2024	905,814	908,361

		1,613,564

Casino Hotels – 1.0%
Caesars Resort Collection LLC FRS BTL-B 4.55% (1 ML+2.75%) due 12/23/2024	1,707,130	1,707,842
CityCenter Holdings LLC FRS BTL-B 4.05% (1 ML+2.25%) due 04/18/2024	1,304,322	1,308,738

Golden Nugget, Inc. FRS BTL-B 4.55% (1 ML+2.75%) due 10/04/2023	11,895	11,926
Golden Nugget, Inc. FRS BTL-B 4.68%-4.72% (3 ML+2.75%) due 10/04/2023	557,327	558,784

		3,587,290

Casino Services – 0.4%
Gateway Casinos & Entertainment, Ltd. FRS BTL 4.94% (3 ML+3.00%) due 03/13/2025	541,750	538,815
Stars Group Holdings FRS BTL 5.44% (3 ML+3.50%) due 07/10/2025	860,105	866,685

		1,405,500

Cellular Telecom – 0.2%
Altice France SA FRS BTL-B13 5.74% (1 ML+4.00%) due 08/14/2026	643,500	645,511

Chemicals-Diversified – 0.4%
Ascend Performance Materials Operations LLC FRS BTL-B 7.19% (3 ML+5.25%) due 08/27/2026	413,963	413,963
Hexion, Inc. FRS BTL 5.60% (3 ML+3.50%) due 07/01/2026	1,049,725	1,053,661

		1,467,624

Chemicals-Other – 0.1%
US Salt LLC FRS BTL-B 6.55% (1 ML+4.75%) due 01/16/2026	471,438	472,616

Chemicals-Specialty – 0.9%
Element Solutions, Inc. FRS BTL-B 3.80% (1 ML+2.00%) due 01/31/2026	895,967	899,606
Kraton Polymers LLC FRS BTL 4.29% (1 ML+2.50%) due 03/05/2025	238,891	237,518
OMNOVA Solutions, Inc. FRS BTL-B2 5.05% (1 ML+3.25%) due 08/25/2023	1,346,372	1,343,848
Zep, Inc. FRS 1st Lein 5.95% (3 ML+4.00%) due 08/12/2024	747,788	573,304

		3,054,276

Commercial Services – 0.5%
Atlantic Aviation FBO, Inc. FRS BTL-B 5.55% (1 ML+3.75%) due 12/06/2025	222,750	225,117
CPI Acquisition, Inc. FRS 1st Lein 6.54% (3 ML+4.50%) due 08/17/2022	1,820,685	1,378,258

		1,603,375

Commercial Services-Finance – 0.7%
Financial & Risk US Holdings, Inc. FRS BTL 5.05% (1 ML+3.25%) due 10/01/2025	1,386,000	1,396,973
Trans Union LLC FRS 1st Lien 3.55% (1 ML+1.75%) due 11/16/2026	273,319	274,302
WEX, Inc. FRS BTL-B3 4.05% (1 ML+2.25%) due 05/15/2026	937,913	943,188

		2,614,463

Computer Services – 0.4%
DynCorp International, Inc FRS BTL-B 7.74% (1 ML+6.00%) due 08/18/2025	553,000	539,175
Tempo Acquisition LLC FRS BTL-B 4.45% (1 ML+2.75%) due 05/01/2024	1,029,199	1,034,345

		1,573,520

Computer Software – 1.1%
Rackspace Hosting, Inc. FRS 1st Lien 4.90% (3 ML+3.00%) due 11/03/2023	889,724	867,480
Vertafore, Inc. FRS 1st Lein 5.05% (1 ML+3.25%) due 07/02/2025	2,851,200	2,815,560

		3,683,040

Computers-Integrated Systems – 0.3%
Everi Payments, Inc. FRS BTL-B 4.55% (1 ML+2.75%) due 05/09/2024	1,054,151	1,058,357

Consulting Services – 0.5%
AlixPartners LLP FRS BTL 4.55% (1 ML+2.75%) due 04/04/2024	1,683,800	1,691,618

Containers-Metal/Glass – 0.9%
Anchor Glass Container Corp. FRS 1st Lien 4.46% (1 ML+2.75%) due 12/07/2023	546,462	384,231
Anchor Glass Container Corp. FRS 1st Lien 4.69% (3 ML+2.75%) due 12/07/2023	27,852	19,584
Anchor Glass Container Corp. FRS 2nd Lien 9.46% (1 ML+7.75%) due 12/07/2024	796,000	395,015
Berlin Packaging LLC FRS 1st Lein 4.70% (1 ML+3.00%) due 11/07/2025	820,031	812,709
Berlin Packaging LLC FRS 1st Lein 4.81%-4.95% (3 ML+3.00%) due 11/07/2025	169,894	168,377
BWAY Corp. FRS BTL 5.23% (3 ML+3.25%) due 04/03/2024	1,238,250	1,232,445

		3,012,361

Containers-Paper/Plastic – 1.6%
Berry Global, Inc. FRS BTL-U 4.22% (3 ML+2.50%) due 07/01/2026	850,725	852,734
Fort Dearborn Holding Co., Inc. FRS 1st Lien 5.70% (1 ML+4.00%) due 10/19/2023	27,995	26,980
Fort Dearborn Holding Co., Inc. FRS 1st Lien 6.06% (3 ML+4.00%) due 10/19/2023	1,090,068	1,050,553
Kloeckner Pentaplast of America, Inc. FRS BTL 6.18% (1 ML+4.25%) due 06/30/2022	1,925,675	1,723,543
Patriot Container Corp. FRS 1st Lein 5.30% (1 ML+3.50%) due 03/20/2025	378,263	375,898
Reynolds Group Holdings, Inc. FRS BTL 4.55% (1 ML+2.75%) due 02/05/2023	1,092,401	1,095,132
Trident TPI Holdings, Inc. FRS BTL-B1 4.80% (1 ML+3.00%) due 10/17/2024	613,175	594,524

		5,719,364

Cosmetics & Toiletries – 0.5%
Parfums Holding Co., Inc. FRS 1st Lien 6.16% (3 ML+4.25%) due 06/30/2024	1,099,981	1,083,940
Revlon Consumer Products Corp. FRS BTL-B 5.41% (3 ML+3.50%) due 09/07/2023	803,726	613,344

		1,697,284

Data Processing/Management – 0.3%
Dun & Bradstreet Corp. FRS BTL 6.79% (1 ML+5.00%) due 02/06/2026	955,000	961,367

Diagnostic Kits – 0.5%
Ortho-Clinical Diagnostics SA FRS BTL 5.31% (3 ML+3.25%) due 06/30/2025	1,650,692	1,627,995

Direct Marketing – 0.3%
Red Ventures LLC FRS BTL-B1 4.80% (1 ML+3.00%) due 11/08/2024	1,083,677	1,090,450

Distribution/Wholesale – 0.9%
American Builders & Contractors Supply Co., Inc. FRS BTL 3.80% (1 ML+2.00%) due 01/15/2027	1,975,050	1,979,988
Spin Holdco, Inc. FRS BTL-B1 5.25% (3 ML+3.25%) due 11/14/2022	623,530	618,464
Univar USA, Inc. FRS BTL-B3 4.05% (1 ML+2.25%) due 07/01/2024	645,589	648,009

		3,246,461

Diversified Minerals – 0.2%
Covia Holdings Corp. FRS BTL 6.04% (3 ML+4.00%) due 06/01/2025	792,220	606,048

E-Commerce/Products – 0.2%
Rodan & Fields LLC FRS BTL 5.74% (1 ML+4.00%) due 06/16/2025	1,132,750	668,323

E-Commerce/Services – 0.4%
Hoya Midco LLC FRS 1st Lein 5.30% (1 ML+3.50%) due 06/30/2024	1,468,550	1,459,372

Electric-Generation – 0.4%
APLP Holdings LP FRS BTL-B 4.55% (1 ML+2.75%) due 04/13/2023	770,857	770,857
Vistra Operations Co. LLC FRS BTL 3.49%-3.55% (1 ML+1.75%) due 12/31/2025	537,950	540,774

		1,311,631

Electric-Integrated – 0.3%
Talen Energy Supply LLC FRS BTL-B 5.55% (1 ML+3.75%) due 07/08/2026	912,713	913,853

Engineering/R&D Services – 0.3%
TRC Cos., Inc. FRS BTL coupon TBD due 06/21/2024	922,688	915,767

Enterprise Software/Service – 1.6%
Applied Systems, Inc. FRS 1st Lein 5.19% (3 ML+3.25%) due 09/19/2024	294,517	295,437
Applied Systems, Inc. FRS 1st Lein coupon TBD due 09/19/2024	29,932	30,026

Applied Systems, Inc. FRS 2nd Lien 8.94% (3 ML+7.00%) due 09/19/2025	205,000	209,356
Aston US Finco LLC FRS BTL-B 6.26% (3 ML+4.25%) due 10/09/2026	465,000	461,222
Banff Merger Sub, Inc. FRS BTL 6.05% (1 ML+4.25%) due 10/02/2025	1,893,485	1,868,929
Kronos, Inc. FRS 1st Lien 4.91% (3 ML+3.00%) due 11/01/2023	2,167,161	2,176,642
Kronos, Inc. FRS 2nd Lien 10.16% (3 ML+8.25%) due 11/01/2024	440,000	449,534

		5,491,146

Finance-Auto Loans – 0.4%
Capital Automotive LP FRS 1st Lein 4.30% (1 ML+2.50%) due 03/24/2024	696,167	697,472
Capital Automotive LP FRS 2nd Lien 7.80% (1 ML+6.00%) due 03/24/2025	657,272	658,504

		1,355,976

Finance-Credit Card – 1.2%
Blackhawk Network Holdings, Inc. FRS 1st Lien 4.80% (1 ML+3.00%) due 06/15/2025	1,478,877	1,478,416
Pi US Mergerco, Inc. FRS BTL-B1 5.05% (1 ML+3.25%) due 01/03/2025	2,663,078	2,672,234

		4,150,650

Finance-Mortgage Loan/Banker – 0.5%
Ellie Mae, Inc. FRS BTL 5.94% (3 ML+4.00%) due 04/17/2026	1,875,300	1,876,862

Food-Baking – 0.4%
Hostess Brands LLC FRS BTL 4.05% (1 ML+2.25%) due 08/03/2025	316,961	317,583
Hostess Brands LLC FRS BTL 4.18% (3 ML+2.25%) due 08/03/2025	712,032	713,431
Hostess Brands LLC FRS BTL coupon TBD due 08/03/2025	205,000	205,403

		1,236,417

Food-Catering – 0.3%
TKC Holdings, Inc. FRS 1st Lein 5.55% (1 ML+3.75%) due 02/01/2023	1,292,268	1,195,348

Food-Confectionery – 0.5%
Shearer’s Foods LLC FRS BTL-B 6.05% (1 ML+4.25%) due 03/30/2022	1,266,543	1,264,432
Shearer’s Foods LLC FRS 2nd Lien 8.55% (1 ML+6.75%) due 06/30/2022	500,000	493,750

		1,758,182

Food-Dairy Products – 0.5%
Chobani LLC FRS 1st Lein 5.30% (1 ML+3.50%) due 10/10/2023	713,737	713,559
Milk Specialties Co. FRS BTL 5.80% (1 ML+4.00%) due 08/16/2023	967,000	918,650

		1,632,209

Food-Flour & Grain – 0.3%
CHG PPC Parent LLC FRS BTL-B 4.55% (1 ML+2.75%) due 03/31/2025	1,142,998	1,144,427

Food-Meat Products – 0.4%
JBS USA LUX SA FRS BTL-B 4.44% (3 ML+2.50%) due 05/01/2026	1,324,988	1,332,796
JBS USA LUX SA FRS BTL-B coupon TBD due 05/01/2026	64,718	65,100

		1,397,896

Food-Misc./Diversified – 0.7%
Dole Food Co., Inc. FRS BTL-B 4.51%-4.55% (1 ML+2.75%) due 04/06/2024	340,239	338,857
H-Food Holdings LLC FRS 1st Lien 5.49% (1 ML+3.69%) due 05/23/2025	965,300	954,038
Sigma Bidco BV FRS BTL-B2 5.09% (3 ML+3.00%) due 07/02/2025	1,214,983	1,215,489

		2,508,384

Food-Retail – 0.2%
Albertson’s LLC FRS BTL-B7 4.55% (1 ML+2.75%) due 11/17/2025	271,189	273,425
Albertson’s LLC FRS BTL-B8 4.55% (1 ML+2.75%) due 08/17/2026	271,608	273,891

		547,316

Food-Wholesale/Distribution – 0.1%
Sage Borrowco LLC FRS BTL-B 6.55% (1 ML+4.75%) due 06/20/2026	497,500	500,609

Gambling (Non-Hotel) – 0.6%
PCI Gaming Authority FRS BTL 4.30% (1 ML+2.50%) due 05/29/2026	1,036,445	1,042,923
Scientific Games International, Inc. FRS BTL-B5 4.55% (1 ML+2.75%) due 08/14/2024	918,638	920,114

		1,963,037

Hazardous Waste Disposal – 0.7%
GFL Environmental, Inc. FRS BTL 4.80% (1 ML+3.00%) due 05/30/2025	1,125,714	1,125,916
Terra Bidco B.C., Ltd. FRS 1st Lien coupon TBD due 11/25/2026	1,210,000	1,210,000

		2,335,916

Hotels/Motels – 0.4%
Playa Resorts Holding BV FRS BTL 4.55% (1 ML+2.75%) due 04/29/2024	1,339,348	1,332,651

Housewares – 0.4%
American Greetings Corp. FRS BTL 6.30% (1 ML+4.50%) due 04/06/2024	639,845	628,648
Carlisle FoodService Products, Inc. FRS BTL coupon TBD due 03/20/2025	264,331	259,705
Libbey Glass, Inc. FRS BTL 4.71% (1 ML+3.00%) due 04/09/2021	854,217	691,916

		1,580,269

Human Resources – 0.2%
CHG Healthcare Services, Inc. FRS 1st Lien 4.80% (1 ML+3.00%) due 06/07/2023	877,137	881,742

Independent Power Producers – 0.3%
Calpine Corp. FRS BTL-B1 4.20% (3 ML+2.25%) due 04/05/2026	1,198,975	1,204,970

Insurance-Property/Casualty – 0.7%
Sedgwick Claims Management Services, Inc. FRS BTL 5.05% (1 ML+3.25%) due 12/31/2025	2,541,074	2,541,074

Internet Gambling – 0.2%
GVC Holdings PLC FRS BTL-B2 4.45% (6 ML+2.25%) due 03/29/2024	741,788	744,879

Machinery-Electrical – 0.8%
Brookfield WEC Holdings, Inc. FRS 1st Lien 5.30% (1 ML+3.50%) due 08/01/2025	1,610,417	1,619,140
Vertiv Group Corp. FRS BTL-B 5.93% (3 ML+4.00%) due 11/30/2023	1,010,000	1,006,634

		2,625,774

Machinery-General Industrial – 0.7%
Gardner Denver, Inc. FRS BTL-B 4.55% (1 ML+2.75%) due 07/30/2024	1,425,692	1,433,712
Zodiac Pool Solutions LLC FRS BTL 4.05% (1 ML+2.25%) due 07/02/2025	1,143,890	1,148,180

		2,581,892

Machinery-Pumps – 0.6%
NN, Inc. FRS BTL-B 7.05% (1 ML+5.25%) due 10/19/2022	701,427	682,137
NN, Inc. FRS BTL 7.19% (3 ML+5.25%) due 10/19/2022	502,850	492,793
Titan Acquisition, Ltd. FRS BTL 4.80% (1 ML+3.00%) due 03/28/2025	1,118,661	1,098,245

		2,273,175

Medical Information Systems – 0.9%
Emerald TopCo, Inc. FRS BTL 5.30% (1 ML+3.50%) due 07/24/2026	528,675	531,186
IQVIA, Inc. FRS BTL-B 3.69% (3 ML+1.75%) due 06/11/2025	1,280,500	1,284,982
Navicure, Inc. FRS BTL-B 5.80% (1 ML+4.00%) due 10/22/2026	600,000	601,125
Zelis Payments Buyer, Inc. FRS BTL 6.55% (1 ML+4.75%) due 09/30/2026	585,000	586,950

		3,004,243

Medical Labs & Testing Services – 1.6%
Envision Healthcare Corp. FRS 1st Lien 5.55% (1 ML+3.75%) due 10/10/2025	1,938,092	1,647,378
eResearchTechnology, Inc. FRS BTL coupon TBD due 11/20/2026	840,000	844,725
Explorer Holdings, Inc. FRS BTL 5.60% (3 ML+3.75%) due 05/02/2023	258,308	258,308
Jaguar Holding Co. II FRS BTL 4.30% (1 ML+2.50%) due 08/18/2022	872,565	876,443
Sotera Health Holdings LLC FRS BTL 6.29% (3 ML+4.50%) due 12/11/2026	1,775,000	1,777,959

		5,404,813

Medical Products – 0.4%
CPI Holdco LLC FRS BTL 6.19% (3 ML+4.25%) due 11/04/2026	350,000	350,875

Greatbatch, Ltd. FRS BTL-B 4.22% (1 ML+2.50%) due 10/27/2022	384,536	384,697
Viant Medical Holdings, Inc. FRS 1st Lien coupon TBD due 07/02/2025	673,295	658,427

		1,393,999

Medical-Drugs – 0.3%
Bausch Health Americas, Inc. FRS BTL 4.74% (1 ML+3.00%) due 06/02/2025	910,471	915,450

Medical-Generic Drugs – 0.3%
Amneal Pharmaceuticals LLC FRS BTL-B 5.31% (1 ML+3.50%) due 05/04/2025	1,048,779	941,279

Medical-HMO – 0.4%
One Call Corp. FRS 1st Lein 7.16% (3 ML+5.25%) due 11/25/2022	1,634,001	1,506,005

Medical-Hospitals – 1.3%
Accelerated Health Systems LLC FRS BTL 5.24% (1 ML+3.50%) due 10/31/2025	876,150	876,150
AHP Health Partners, Inc. FRS BTL 6.30% (1 ML+4.50%) due 06/30/2025	989,925	996,421
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 6.30% (1 ML+4.50%) due 11/17/2025	1,121,525	1,129,469
Select Medical Corp. FRS BTL-B 4.58% (3 ML+2.50%) due 03/06/2025	859,008	860,082
Surgery Center Holdings, Inc. FRS BTL 5.05% (1 ML+3.25%) due 09/02/2024	718,463	714,870

		4,576,992

Medical-Outpatient/Home Medical – 0.4%
21st Century Oncology, Inc. FRS BTL-B 8.14% (3 ML+6.13%) due 01/16/2023	355,778	351,034
Gentiva Health Services, Inc. FRS BTL-B 5.56% (1 ML+3.75%) due 07/02/2025	527,330	529,637
National Mentor Holdings, Inc. FRS 1st Lien 5.80% (1 ML+4.00%) due 03/09/2026	359,562	362,258
National Mentor Holdings, Inc. FRS BTL-C 5.80% (1 ML+4.00%) due 03/09/2026	13,450	13,551

		1,256,480

Metal Processors & Fabrication – 0.3%
Sabre Industries, Inc. FRS BTL 6.04% (1 ML+4.25%) due 04/15/2026	1,029,825	1,035,618

Motion Pictures & Services – 0.3%
Delta 2 Lux SARL FRS BTL-B3 4.30% (1 ML+2.50%) due 02/01/2024	1,114,690	1,118,522

Non-Hazardous Waste Disposal – 0.2%
Tunnel Hill Partners LP FRS BTL-B 5.20% (1 ML+3.50%) due 02/06/2026	754,300	751,471

Oil & Gas Drilling – 0.0%
Paragon Offshore Finance Co. Escrow Loans 7.25% due 07/18/2021†(1)	1,745	0

Oil Companies-Exploration & Production – 0.6%
California Resources Corp. FRS BTL 6.55% (1 ML+4.75%) due 12/31/2022	650,000	574,528
Fieldwood Energy LLC FRS 1st Lien 7.18% (3 ML+5.25%) due 04/11/2022	1,085,382	904,485
Gavilan Resources LLC FRS 2nd Lien 7.80% (1 ML+6.00%) due 03/01/2024	470,000	178,600
Ultra Resources, Inc. FRS BTL 5.80% (1 ML+4.00%) due 04/12/2024	700,485	409,784

		2,067,397

Oil Refining & Marketing – 0.4%
CITGO Holding, Inc. FRS BTL 8.80% (1 ML+7.00%) due 08/01/2023	264,338	268,633
CITGO Petroleum Corp. FRS BTL-B 6.94% (3 ML+5.00%) due 03/28/2024	1,042,125	1,044,730

		1,313,363

Oil-Field Services – 0.7%
McDermott Technology Americas, Inc. FRS BTL 6.94% (3 ML+5.00%) due 05/09/2025	2,009,959	1,155,726
MRC Global US, Inc. FRS BTL 4.80% (1 ML+3.00%) due 09/20/2024	1,322,256	1,325,562

		2,481,288

Paper & Related Products – 0.1%
Clearwater Paper Corp. FRS BTL-B 5.00% (1 ML+3.25%) due 07/26/2026	250,000	250,000

Pharmacy Services – 0.4%
Change Healthcare Holdings LLC FRS BTL 4.30% (1 ML+2.50%) due 03/01/2024	1,230,108	1,233,439

Pipelines – 0.7%
Hercules Merger Sub LLC FRS BTL-B 4.44% (1 ML+2.75%) due 11/01/2026	495,000	498,610
Medallion Midland Acquisition LLC FRS BTL 5.05% (1 ML+3.25%) due 10/30/2024	1,239,357	1,226,963
Traverse Midstream Partners LLC FRS BTL 5.80% (1 ML+4.00%) due 09/27/2024	648,946	582,429

		2,308,002

Pollution Control – 0.1%
Filtration Group Corp. FRS BTL 4.80% (1 ML+3.00%) due 03/29/2025	387,572	388,832

Professional Sports – 0.6%
UFC Holdings LLC FRS BTL 5.50% (1 ML+3.25%) due 04/29/2026	2,029,314	2,040,983

Publishing-Books – 0.2%
McGraw-Hill Global Education Holdings LLC FRS BTL-B 5.80% (1 ML+4.00%) due 05/04/2022	841,996	804,106

Publishing-Periodicals – 0.1%
Meredith Corp. FRS BTL-B1 4.55% (1 ML+2.75%) due 01/31/2025	526,651	529,416

Real Estate Investment Trusts – 0.4%
iStar, Inc. FRS BTL 4.45%-4.51% (1 ML+2.75%) due 06/28/2023	1,093,476	1,098,943
Uniti Group, Inc. FRS BTL 6.80% (1 ML+5.00%) due 10/24/2022	357,765	350,610

		1,449,553

Research & Development – 0.1%
PAREXEL International Corp. FRS BTL 4.55% (1 ML+2.75%) due 09/27/2024	202,549	198,194

Retail-Arts & Crafts – 0.2%
Michaels Stores, Inc. FRS BTL 4.29%-4.30% (1 ML+2.50%) due 01/30/2023	732,916	707,813

Retail-Bedding – 0.2%
Serta Simmons Bedding LLC FRS 1st Lien 5.24%-5.29% (1 ML+3.50%) due 11/08/2023	953,050	609,952

Retail-Building Products – 0.3%
SiteOne Landscape Supply Holding LLC FRS BTL-E 4.55% (1 ML+2.75%) due 10/29/2024	885,021	886,680

Retail-Major Department Stores – 0.3%
Neiman Marcus Group, Ltd. LLC FRS BTL 7.71% (1 ML+6.00%) due 10/25/2023	1,193,502	973,897

Retail-Pet Food & Supplies – 0.1%
PetSmart, Inc. FRS BTL-B2 5.74% (1 ML+4.00%) due 03/11/2022	473,678	468,415

Retail-Sporting Goods – 0.4%
Bass Pro Group LLC FRS BTL 6.80% (1 ML+5.00%) due 09/25/2024	1,492,761	1,485,297

Retail-Vitamins & Nutrition Supplements – 0.2%
Isagenix International LLC FRS BTL 7.70% (3 ML+5.75%) due 06/14/2025	882,793	612,070

Rubber/Plastic Products – 0.8%
Gates Global LLC FRS BTL-B2 4.55% (1 ML+2.75%) due 04/01/2024	1,896,837	1,897,133
U.S. Farathane LLC FRS BLT-B4 5.29% (1 ML+3.50%) due 12/23/2021	948,760	853,884

		2,751,017

Satellite Telecom – 0.1%
Iridium Satellite LLC FRS BTL-B 5.54% (1 ML+3.75%) due 11/04/2026	190,000	192,256

Soap & Cleaning Preparation – 0.5%
Diamond BC BV FRS BTL 4.93% (3 ML+3.00%) due 09/06/2024	1,082,900	1,059,888
KIK Custom Products, Inc. FRS BTL 5.79% (3 ML+4.00%) due 05/15/2023	809,167	795,007

		1,854,895

Telecom Services – 0.7%
Securus Technologies Holdings LLC FRS 1st Lien 6.30% (1 ML+4.50%) due 11/01/2024	559,020	410,879
Securus Technologies Holdings LLC FRS 2nd Lien 10.05% (1 ML+8.25%) due 11/01/2025	505,000	227,671
Telenet Financing USD LLC FRS BTL-AN 3.99% (1 ML+2.25%) due 08/15/2026	1,125,000	1,130,976
West Corp. FRS BTL-B 5.93% (3 ML+4.00%) due 10/10/2024	677,162	571,355

		2,340,881

Telecommunication Equipment – 0.2%
CommScope, Inc. FRS BTL-B 5.05% (1 ML+3.25%) due 04/06/2026	628,425	631,567

Telephone-Integrated – 0.1%
Consolidated Communications, Inc. FRS BTL-B 4.80% (1 ML+3.00%) due 10/04/2023	353,184	333,759

Theaters – 0.7%
CDS U.S. Intermediate Holdings, Inc. FRS BTL-B 5.69% (3 ML+3.75%) due 07/08/2022	1,211,688	1,142,017
Cineworld, Ltd. FRS BTL 4.05% (1 ML+2.25%) due 02/28/2025	1,177,214	1,174,598

		2,316,615

Transport-Rail – 0.2%
Genesee & Wyoming, Inc. FRS BTL 3.91% (3 ML+2.00%) due 12/30/2026	575,000	580,031

Veterinary Diagnostics – 0.3%
NVA Holdings, Inc. FRS BTL-B3 6.50% (USFRBPLR+1.75%) due 02/02/2025	1,021,865	1,020,428
NVA Holdings, Inc. FRS BTL-B4 7.25% (USFRBPLR+2.50%) due 02/02/2025	74,625	74,439

		1,094,867

Vitamins & Nutrition Products – 0.1%
HLF Financing SARL LLC FRS BTL-B 4.55% (1 ML+2.75%) due 08/18/2025	296,250	297,114

Total Loans (cost $177,233,659)		171,555,658

FOREIGN GOVERNMENT OBLIGATIONS – 0.1%
Sovereign – 0.1%
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029* (cost $312,778)	305,000	333,466

COMMON STOCKS – 0.2%
Advertising Sales – 0.0%
Clear Channel Outdoor Holdings, Inc.†	56,198	160,726

Electric-Generation – 0.0%
Vistra Energy Corp. CVR†(10)	27,942	27,299

Radio – 0.0%
iHeartMedia, Inc., Class A†	2,196	37,113
iHeartMedia, Inc., Class B†(10)	29	490

		37,603

Television – 0.2%
ION Media Networks, Inc.†(1)(10)	660	523,710

Total Common Stocks (cost $317,650)		749,338

PREFERRED SECURITIES – 0.2%
Diversified Banking Institutions – 0.2%
GMAC Capital Trust I FRS Series 2 7.69% (3 ML+5.79%) (cost $770,413)	30,000	781,500

PREFERRED SECURITIES/CAPITAL SECURITIES – 0.7%
Banks-Super Regional – 0.3%
KeyCorp. Series D 5.00% due 09/15/2026(11)	$880,000	935,123

Insurance-Multi-line – 0.4%
Voya Financial, Inc. 5.65% due 05/15/2023	1,325,000	1,408,753

Total Preferred Securities/Capital Securities (cost $2,267,971)		2,343,876

WARRANTS – 0.1%
Radio – 0.1%
iHeartmedia, Inc. Expires 05/01/2039† (cost $357,621)	21,674	333,238

Total Long-Term Investment Securities (cost $337,739,437)		333,887,458

SHORT-TERM INVESTMENT SECURITIES – 3.6%
Registered Investment Companies – 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(9) (cost $12,643,911)	12,643,911	12,643,911

TOTAL INVESTMENTS (cost $350,383,348)	99.9%	346,531,369
Other assets less liabilities	0.1	257,338

NET ASSETS	100.0%	$346,788,707

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2019, the aggregate value of these securities was $108,484,639 representing 31.3% of net assets.

†	Non-income producing security

(1)	Securities classified as Level 3 (see Note 1).

(2)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(3)	Company has filed for bankruptcy protection.

(4)	Security in default of interest.

(5)	Security in default of interest and principal at maturity.

(6)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(9)	The rate shown is the 7-day yield as of December 31, 2019.

(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
iHeartMedia, Inc., Class B	05/07/2019	29	$522	$490	$16.90	0.00%
ION Media Networks, Inc.	12/21/2016	660	7	523,710	793.50	0.15
Vistra Energy Corp. CVR	10/06/2016	27,942	0	27,299	0.98	0.01

				$551,499		0.16%

(11)	Perpetual maturity - maturity date reflects the next call date.

BTL – Bank Term Loan

CVR – Contingent Value Rights

TBD – Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC – Unlimited Liability Corp.

FRS – Floating Rate Security

The rates shown on FRS are the current interest rates at December 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD Libor
3 ML – 3 Month USD Libor
6 ML – 6 Month USD Libor
USFRBPLR – US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Gambling (Non - Hotel)	$–	$2,142,075	$0	$2,142,075
Rubber/Plastic Products	–	–	0	0
Other Industries	–	131,089,545	–	131,089,545
Foreign Corporate Bonds & Notes:
Special Purpose Entity	–	–	0	0
Other Industries	–	24,558,762	–	24,558,762
Loans:
Oil & Gas Drilling	–	–	0	0
Other Industries	–	171,555,658	–	171,555,658
Foreign Government Obligations	–	333,466	–	333,466
Common Stocks:
Advertising Sales	160,726	–	–	160,726
Electric-Generation	–	27,299	–	27,299
Radio	37,113	490	–	37,603
Television	–	–	523,710	523,710
Preferred Securities	781,500	–	–	781,500
Preferred Securities/Capital Securities	–	2,343,876	–	2,343,876
Warrants	–	333,238	–	333,238
Short-Term Investment Securities	12,643,911	–	–	12,643,911

Total Investments at Value	$13,623,250	$332,384,409	$523,710	$346,531,369

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2019 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1–Unadjusted quoted prices in active markets for identical securities

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3–Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of December 31, 2019 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the AIG Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

Note 3. Unfunded Loan Commitments

At December 31, 2019, AIG Strategic Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Mavis Tire Express Services Corp.	Delayed Draw	03/20/2025	$12,333	$12,025